UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-08606

DWS Target Date Series
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2012

ITEM 1.	REPORT TO STOCKHOLDERS

AUGUST 31, 2012 Annual Report to Shareholders

DWS Target Date Series DWS LifeCompass Retirement Fund DWS LifeCompass 2015 Fund DWS LifeCompass 2020 Fund DWS LifeCompass 2030 Fund DWS LifeCompass 2040 Fund

Contents
4 Portfolio Management Review
11 Performance Summaries
26 Investment Portfolios
41 Statements of Assets and Liabilities
45 Statements of Operations
47 Statements of Changes in Net Assets
52 Financial Highlights
71 Notes to Financial Statements
95 Report of Independent Registered Public Accounting Firm
96 Information About Each Fund's Expenses
100 Tax Information
101 Summary of Management Fee Evaluation by Independent Fee Consultant
105 Board Members and Officers
110 Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Target date funds are designed for investors seeking to meet their respective investment goals, such as retirement, around the target date year. The target date is the approximate date when investors plan to start withdrawing their money in the fund. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The principal value of the funds is not guaranteed at any time, including at the target date. There is no guarantee that the fund will provide adequate income at and through retirement.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review

Market Overview and Fund Performance

All performance information below is historical and does not guarantee future results. Returns shown are for Class A shares, unadjusted for sales charges. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the most recent month-end performance of all share classes. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had. Please refer to pages 11 through 25 for more complete performance information.

During the one-year period ended August 31, 2012, the five funds in the LifeCompass Series finished in line with, or modestly behind, their Morningstar peer group averages, but lagged their benchmark indices:
DWS LifeCompass Retirement Fund S&P Target Date Retirement Index Morningstar Retirement Income Funds avg.	6.79% 6.95% 7.00%
DWS LifeCompass 2015 Fund S&P Target Date 2015 Index Morningstar Target Date 2011-2015 Funds avg.	7.54% 8.11% 7.42%
DWS LifeCompass 2020 Fund S&P Target 2020 Index Morningstar Target Date 2016-2020 Funds avg.	8.01% 8.60% 8.05%
DWS LifeCompass 2030 Fund S&P Target 2030 Index Morningstar Target Date 2026-2030 Funds avg.	8.26% 9.28% 8.51%
DWS LifeCompass 2040 Fund S&P Target 2040 Index Morningstar Target Date 2036-2040 Funds avg.	8.04% 9.67% 8.71%

The U.S. equity market experienced elevated volatility and periodic uncertainty during the past 12 months, due in part to concerns about the European crisis, slowing growth in China and unsteady economic conditions here in the United States. Despite these headwinds, the Russell 1000® Index returned 17.33% and finished the year just short of the 52-week high it established in early April. Small caps also performed well, as measured by the 13.40% return of the Russell 2000® Index. The U.S. market was supported by low interest rates, robust profit margins and solid corporate earnings, as well as its status as a relative "safe haven" amid heightened investor concerns regarding the problems overseas.

The funds pursue their investment objectives by investing in other DWS mutual funds. The funds may also invest in securities of Exchange-Traded Funds (ETFs) when the economic exposure to a particular market or sector is not available through a DWS fund. Each fund has a target asset allocation which portfolio management uses as a reference point in setting the fund's actual asset allocations. In making its asset allocation decisions, portfolio management uses a proprietary mix of quantitative and qualitative inputs, such as return forecasts for asset classes and investment guidelines. Based on the desired exposure to particular investments and risk analysis, portfolio management then decides which funds to use as underlying funds and in which proportions.

While the uncertainty benefited the U.S. market to some extent, it also led to underperformance for developed-market international equities. The developed markets returned -0.04%, as measured by the MSCI EAFE Index, while emerging-markets stocks returned -5.80%, as gauged by the MSCI Emerging Markets Index.

The domestic bond market performed very well during the 12-month period ended August 31, 2012, as sluggish growth and moderate inflation enabled the U.S. Federal Reserve Board (the Fed) to maintain its policy of near-zero interest rates. In addition, the debt crisis in Europe fueled a "flight to quality" into government bonds by investors who were looking to reduce their exposure to a potential worst-case scenario in one or more of the region's peripheral economies. In combination, these factors fueled a powerful rally in U.S. Treasuries that caused the 10-year note to fall from 2.23% to 1.57%. (Bond prices and yields move in opposite directions.) The decline in prevailing rates, together with investors' ongoing search for yield, helped fuel robust returns for other areas of the bond market. For the year, the Barclays Aggregate U.S. Bond Index delivered a gain of 5.78%.

Fund Performance

We take a two-pronged approach to managing the funds. First, we manage the portfolios with each fund's specific target date in mind. Once a year, we shift each fund's strategic asset allocation to maintain a "glide path" throughout the life of each fund as the targeted retirement date draws closer. In addition, we supplement our broad, long-term strategic allocation with monthly tactical shifts designed to take advantage of the various opportunities available in the global financial markets or, when necessary, to reduce risk.

The longer-term component of our approach — the strategic asset allocation — contributed positively to our results in the past year. The LifeCompass Funds have a higher allocation to equities in the longer-dated funds than the average fund in their respective peer groups, which we believe provides greater capital appreciation potential for young participants. On the other end of the spectrum, market declines are most damaging if they happen right before or right after retirement when account balances are the largest. Capital preservation is the most critical at that stage, and our glide path therefore has the lowest allocation to equities closer to the target dates. This explains both the higher allocation to equities in the longer-dated funds and — given the strong performance of the stock market in the past year — their slightly higher returns relative to the funds with closer target dates. The LifeCompass funds also have a higher allocation to alternative assets than the typical fund in the category, a positive for our 12-month results.

Our tactical shifts added modestly to performance. For the majority of the reporting period, the funds held an overweight position in domestic equities, which added value given the strong performance of the U.S. market. In addition, the European debt crisis continued to be a headwind for international equities even though some foreign markets have fallen to attractive valuation levels. Within the funds' international equity allocation, we moved to an underweight in "core" European countries such as France and Germany during the spring in order to take advantage of the low valuations in Italy and, to a lesser extent, Spain. Canada remains our largest country underweight on the equity side, as we are concerned about the outlook for the nation's economic growth. Overall, we continue to believe that equities are inexpensive relative to bonds, and we maintain an overweight in the asset class — albeit to a lesser extent than at the beginning of the reporting period (which is consistent with our move down the "glide path"). On the bond side, our tactical shifts between the U.S. and foreign markets added value during the year.

Unfortunately, the benefits of our strategic and tactical allocations were offset by the underperformance of the underlying funds, which was the primary cause of the shortfall in the majority of the LifeCompass funds.

Outlook and Positioning

The funds have historically tended to perform better in favorable market environments, and there are two reasons why this is the case. First, a steeper glide path (i.e., a higher weighting in equities further away from the target dates) aids performance when stocks rally. Second, our more diversified allocation means that the fund can benefit from its weighting in higher-risk asset categories — such as emerging-market equities and bonds, international bonds, international small-cap equities and commodities — amid favorable market conditions. This helps explain the fund's outperformance in rising markets, and underperformance in falling markets, during the past year.

"The LifeCompass Funds have a higher allocation to equities in the longer-dated funds than the average fund in their respective peer group. We believe this strategy provides greater capital appreciation potential for young participants."

We are maintaining a rigorous approach to strategic and tactical asset allocation, combined with diligent risk management. As the market environment continues to evolve, we will review these strategic allocations annually and alter the asset mix as we deem appropriate. Our most recent reallocation occurred in June, when we further diversified the funds by adding additional asset categories such as global high-yield bonds, preferred stocks, convertible bonds and local-currency emerging-markets bonds. These new categories have higher current yields than investment-grade bonds and lower historical risk than equities. Thus, instead of moving our shareholders into bonds or cash — which currently have negative yields once inflation is taken into account — we are using the proceeds from our reduced overweight in stocks to invest in high-yielding, but less volatile, assets.

Subadvisor

QS Investors, LLC ("QS Investors"), New York, New York, is the subadvisor for the fund. QS Investors manages and advises assets on behalf of institutional clients and retail funds, providing global expertise in research, portfolio management and quantitative analysis.

Portfolio Management Team

Robert Wang, Head of Portfolio Management and Trading, QS Investors

• Joined QS Investors in 2010 after 28 years of experience of trading fixed income, foreign exchange and derivative products at Deutsche Asset Management and J.P. Morgan.

• BS, The Wharton School, University of Pennsylvania.

Inna Okounkova, Head of Strategic Asset Allocation Portfolio Management, QS Investors

On leave through December 31, 2012.

• Joined QS Investors in 2010 after 11 years with Deutsche Asset Management as a quantitative analyst, portfolio manager and Head of Strategic Asset Allocation Portfolio Management.

• MS, Moscow State University; MBA, University of Chicago — Graduate School of Business.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The S&P Target Date Retirement Income Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets an immediate retirement allocation.

The S&P Target Date 2015 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2015.

The S&P Target Date 2020 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2020.

The S&P Target Date 2030 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2030.

The S&P Target Date 2040 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2040.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

An exchange-traded fund (ETF) is a security that tracks an index, or asset like an index fund, but trades like a stock on an exchange.

The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index.

The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

The Morgan Stanley Capital International (MSCI) EAFE Index tracks the performance of stocks in select developed markets outside of the United States. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

The Morgan Stanley Capital International (MSCI) Emerging Markets Index tracks the performance of stocks in select emerging markets. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

The Barclays U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, corporate bond issues and mortgage securities.

Index returns do not reflect fees or expenses and it is not possible to invest directly in an index.

Diversification neither assures a profit nor guarantees against a loss.

The Morningstar Retirement Income Funds category includes funds that invest in a mix of stocks, bonds and cash tailored to investors already in or entering retirement. These funds tend to be managed using a more conservative asset-allocation strategy and aim to provide investors with steady income throughout retirement.

The Morningstar Target Date Funds categories include funds that provide diversified exposure to stocks, bonds and cash for those investors who have a specific date in mind (such as the years 2011-2015, 2016-2020, and 2036-2040) for retirement. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. Management adjusts the allocation among asset classes to more-conservative mixes as the target date approaches, following a preset glide path.

Glide path refers to the asset allocation mix of securities in a target date fund, which is determined by the target date for the investment. The allocation tends to become more conservative with more fixed-income securities and fewer equities the closer it is to the target date of the investment.

Performance Summaries August 31, 2012 (Unaudited)

DWS LifeCompass Retirement Fund
Average Annual Total Returns as of 8/31/12
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	6.79%	7.09%	1.41%	4.37%
Class B	5.99%	6.29%	0.65%	3.58%
Class C	6.00%	6.29%	0.65%	3.59%
S&P® Target Date Retirement Income Index†	6.95%	7.58%	3.43%	5.36%
Russell 1000® Index††	17.33%	13.82%	1.47%	6.86%
Russell 2000® Index†††	13.40%	13.89%	1.90%	9.00%
Barclays Intermediate U.S. Aggregate Bond Index††††	4.05%	5.56%	6.07%	5.06%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	0.65%	5.00%	0.22%	3.75%
Class B (max 4.00% CDSC)	2.99%	5.69%	0.47%	3.58%
Class C (max 1.00% CDSC)	6.00%	6.29%	0.65%	3.59%
S&P Target Date Retirement Income Index†	6.95%	7.58%	3.43%	5.36%
Russell 1000 Index††	17.33%	13.82%	1.47%	6.86%
Russell 2000 Index†††	13.40%	13.89%	1.90%	9.00%
Barclays Intermediate U.S. Aggregate Bond Index††††	4.05%	5.56%	6.07%	5.06%
No Sales Charges
Class S	6.97%	7.33%	1.66%	4.62%
S&P Target Date Retirement Income Index†	6.95%	7.58%	3.43%	5.36%
Russell 1000 Index††	17.33%	13.82%	1.47%	6.86%
Russell 2000 Index†††	13.40%	13.89%	1.90%	9.00%
Barclays Intermediate U.S. Aggregate Bond Index††††	4.05%	5.56%	6.07%	5.06%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2011 are 1.29%, 2.01%, 1.98% and 0.97% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

DWS LifeCompass Retirement Fund

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The S&P Target Date Retirement Income Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets an immediate retirement allocation.

On December 1, 2011 the S&P Target Date Retirement Income Index replaced the Russell 1000 Index, Russell 2000 Index and the Barclays Intermediate U.S. Aggregate Bond Index because portfolio management believes that it more accurately reflects the fund's asset allocation.

†† The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

††† The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

†††† The Barclays Intermediate U.S. Aggregate Bond Index is an unmanaged index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset-backed securities and commercial mortgage-backed securities.

DWS LifeCompass Retirement Fund
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 8/31/12	$11.58	$11.58	$11.57	$11.57
8/31/11	$11.06	$11.06	$11.05	$11.06
Distribution Information: Twelve Months as of 8/31/12: Income Dividends	$.22	$.14	$.14	$.25

Morningstar Rankings — Retirement Income Funds Category as of 8/31/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	176	of	283	62
3-Year	186	of	243	76
5-Year	159	of	166	95
10-Year	15	of	23	64
Class B 1-Year	217	of	283	76
3-Year	210	of	243	86
5-Year	165	of	166	99
10-Year	23	of	23	100
Class C 1-Year	216	of	283	76
3-Year	209	of	243	86
5-Year	166	of	166	100
10-Year	22	of	23	95
Class S 1-Year	161	of	283	57
3-Year	179	of	243	73
5-Year	154	of	166	92
10-Year	13	of	23	55

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2015 Fund
Average Annual Total Returns as of 8/31/12
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	7.54%	7.96%	0.40%	4.60%
Class B	6.84%	7.16%	-0.35%	3.82%
Class C	6.84%	7.16%	-0.34%	3.84%
S&P Target Date 2015 Index†	8.11%	8.90%	2.72%	6.30%
Russell 1000 Index††	17.33%	13.82%	1.47%	6.86%
Russell 2000 Index†††	13.40%	13.89%	1.90%	9.00%
Barclays U.S. Aggregate Bond Index††††	5.78%	6.51%	6.66%	5.48%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	1.36%	5.85%	-0.78%	3.98%
Class B (max 4.00% CDSC)	3.84%	6.58%	-0.53%	3.82%
Class C (max 1.00% CDSC)	6.84%	7.16%	-0.34%	3.84%
S&P Target Date 2015 Index†	8.11%	8.90%	2.72%	6.30%
Russell 1000 Index††	17.33%	13.82%	1.47%	6.86%
Russell 2000 Index†††	13.40%	13.89%	1.90%	9.00%
Barclays U.S. Aggregate Bond Index††††	5.78%	6.51%	6.66%	5.48%
No Sales Charges
Class S	7.92%	8.24%	0.67%	4.85%
S&P Target Date 2015 Index†	8.11%	8.90%	2.72%	6.30%
Russell 1000 Index††	17.33%	13.82%	1.47%	6.86%
Russell 2000 Index†††	13.40%	13.89%	1.90%	9.00%
Barclays U.S. Aggregate Bond Index††††	5.78%	6.51%	6.66%	5.48%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2011 are 1.26%, 2.06%, 1.97% and 1.03% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2015 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The S&P Target Date 2015 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2015.

On December 1, 2011 the S&P Target Date 2015 Index replaced the Russell 1000 Index, Russell 2000 Index and the Barclays U.S. Aggregate Bond Index because portfolio management believes that it more accurately reflects the fund's asset allocation.

†† The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

††† The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

†††† The Barclays U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2015 Fund
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 8/31/12	$11.14	$11.13	$11.13	$11.13
8/31/11	$10.57	$10.55	$10.55	$10.55
Distribution Information: Twelve Months as of 8/31/12: Income Dividends	$.21	$.13	$.13	$.24

Morningstar Rankings — Target Date 2011-2015 Funds Category as of 8/31/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	92	of	162	56
3-Year	98	of	138	71
5-Year	67	of	88	76
10-Year	2	of	5	25
Class B 1-Year	110	of	162	68
3-Year	122	of	138	88
5-Year	79	of	88	89
10-Year	5	of	5	100
Class C 1-Year	109	of	162	67
3-Year	120	of	138	86
5-Year	78	of	88	88
10-Year	4	of	5	75
Class S 1-Year	82	of	162	50
3-Year	88	of	138	63
5-Year	64	of	88	72
10-Year	1	of	5	1

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2020 Fund
Average Annual Total Returns as of 8/31/12
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	8.01%	8.36%	0.01%	5.20%
Class B	7.34%	7.57%	-0.72%	4.42%
Class C	7.17%	7.54%	-0.72%	4.42%
S&P Target Date 2020 Index†	8.60%	9.40%	2.32%	6.52%
Russell 1000 Index††	17.33%	13.82%	1.47%	6.86%
Russell 2000 Index†††	13.40%	13.89%	1.90%	9.00%
Barclays U.S. Aggregate Bond Index††††	5.78%	6.51%	6.66%	5.48%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	1.80%	6.24%	-1.17%	4.58%
Class B (max 4.00% CDSC)	4.34%	6.99%	-0.90%	4.42%
Class C (max 1.00% CDSC)	7.17%	7.54%	-0.72%	4.42%
S&P Target Date 2020 Index†	8.60%	9.40%	2.32%	6.52%
Russell 1000 Index††	17.33%	13.82%	1.47%	6.86%
Russell 2000 Index†††	13.40%	13.89%	1.90%	9.00%
Barclays U.S. Aggregate Bond Index††††	5.78%	6.51%	6.66%	5.48%
No Sales Charges
Class S	8.19%	8.62%	0.25%	5.45%
S&P Target Date 2020 Index†	8.60%	9.40%	2.32%	6.52%
Russell 1000 Index††	17.33%	13.82%	1.47%	6.86%
Russell 2000 Index†††	13.40%	13.89%	1.90%	9.00%
Barclays U.S. Aggregate Bond Index††††	5.78%	6.51%	6.66%	5.48%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2011 are 1.32%, 2.18%, 2.04% and 1.06% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2020 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The S&P Target Date 2020 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2020.

On December 1, 2011 the S&P Target Date 2020 Index replaced the Russell 1000 Index, Russell 2000 Index and the Barclays U.S. Aggregate Bond Index because portfolio management believes that it more accurately reflects the fund's asset allocation.

†† The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

††† The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

†††† The Barclays U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2020 Fund
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 8/31/12	$13.50	$13.39	$13.38	$13.52
8/31/11	$12.74	$12.62	$12.63	$12.77
Distribution Information: Twelve Months as of 8/31/12: Income Dividends	$.24	$.14	$.14	$.27

Morningstar Rankings — Target Date 2016-2020 Funds Category as of 8/31/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	114	of	207	55
3-Year	135	of	188	72
5-Year	121	of	141	85
10-Year	15	of	21	70
Class B 1-Year	145	of	207	70
3-Year	166	of	188	88
5-Year	126	of	141	89
10-Year	20	of	21	95
Class C 1-Year	149	of	207	72
3-Year	167	of	188	89
5-Year	127	of	141	90
10-Year	21	of	21	100
Class S 1-Year	104	of	207	50
3-Year	124	of	188	66
5-Year	118	of	141	83
10-Year	14	of	21	65

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2030 Fund
Average Annual Total Returns as of 8/31/12
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	Life of Fund*
Class A	8.26%	8.69%	-0.82%	3.40%
Class B	7.48%	7.86%	-1.55%	2.63%
Class C	7.48%	7.90%	-1.55%	2.63%
S&P Target Date 2030 Index†	9.28%	10.00%	1.41%	5.08%
Russell 1000 Index††	17.33%	13.82%	1.47%	5.33%
Russell 2000 Index†††	13.40%	13.89%	1.90%	5.69%
Barclays U.S. Aggregate Bond Index††††	5.78%	6.51%	6.66%	5.51%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	2.03%	6.56%	-1.99%	2.62%
Class B (max 4.00% CDSC)	4.48%	7.28%	-1.72%	2.63%
Class C (max 1.00% CDSC)	7.48%	7.90%	-1.55%	2.63%
S&P Target Date 2030 Index†	9.28%	10.00%	1.41%	5.08%
Russell 1000 Index††	17.33%	13.82%	1.47%	5.33%
Russell 2000 Index†††	13.40%	13.89%	1.90%	5.69%
Barclays U.S. Aggregate Bond Index††††	5.78%	6.51%	6.66%	5.51%
No Sales Charges
Class S	8.52%	9.00%	-0.58%	3.66%
S&P Target Date 2030 Index†	9.28%	10.00%	1.41%	5.08%
Russell 1000 Index††	17.33%	13.82%	1.47%	5.33%
Russell 2000 Index†††	13.40%	13.89%	1.90%	5.69%
Barclays U.S. Aggregate Bond Index††††	5.78%	6.51%	6.66%	5.51%

* The Fund commenced operations on November 1, 2004. The performance shown for each index is for the time period of October 31, 2004 through August 31, 2012, which is based on the performance period of the life of the Fund.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2011 are 1.48%, 2.24%, 2.18% and 1.23% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

DWS LifeCompass 2030 Fund

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 1, 2004. The performance shown for each index is for the time period of October 31, 2004 through August 31, 2012, which is based on the performance period of the life of the Fund.

† The S&P Target Date 2030 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2030.

On December 1, 2011 the S&P Target Date 2030 Index replaced the Russell 1000 Index, Russell 2000 Index and the Barclays U.S. Aggregate Bond Index because portfolio management believes that it more accurately reflects the fund's asset allocation.

†† The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

††† The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

†††† The Barclays U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2030 Fund
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 8/31/12	$9.71	$9.67	$9.67	$9.72
8/31/11	$9.10	$9.06	$9.06	$9.11
Distribution Information: Twelve Months as of 8/31/12: Income Dividends	$.13	$.06	$.06	$.15

Morningstar Rankings — Target Date 2026-2030 Funds Category as of 8/31/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	134	of	207	64
3-Year	150	of	188	79
5-Year	123	of	141	87
Class B 1-Year	157	of	207	75
3-Year	166	of	188	88
5-Year	126	of	141	89
Class C 1-Year	156	of	207	75
3-Year	165	of	188	87
5-Year	127	of	141	90
Class S 1-Year	113	of	207	54
3-Year	137	of	188	73
5-Year	114	of	141	80

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2040 Fund
Average Annual Total Returns as of 8/31/12
Unadjusted for Sales Charge	1-Year	3-Year	Life of Fund*
Class A	8.04%	8.56%	-1.19%
Class C	7.25%	7.77%	-1.90%
S&P Target Date 2040 Index†	9.67%	10.31%	0.31%
Russell 1000 Index††	17.33%	13.82%	1.31%
Russell 2000 Index†††	13.40%	13.89%	2.63%
Barclays U.S. Aggregate Bond Index††††	5.78%	6.51%	6.25%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	1.83%	6.44%	-2.40%
Class C (max 1.00% CDSC)	7.25%	7.77%	-1.90%
S&P Target Date 2040 Index†	9.67%	10.31%	0.31%
Russell 1000 Index††	17.33%	13.82%	1.31%
Russell 2000 Index†††	13.40%	13.89%	2.63%
Barclays U.S. Aggregate Bond Index††††	5.78%	6.51%	6.25%
No Sales Charges
Class S	8.43%	8.86%	-0.90%
S&P Target Date 2040 Index†	9.67%	10.31%	0.31%
Russell 1000 Index††	17.33%	13.82%	1.31%
Russell 2000 Index†††	13.40%	13.89%	2.63%
Barclays U.S. Aggregate Bond Index††††	5.78%	6.51%	6.25%

* The Fund commenced operations on November 15, 2007. The performance shown for each index is for the time period of November 30, 2007 through August 31, 2012, which is based on the performance period of the life of the Fund.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2011 are 1.72%, 2.54% and 1.47% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2040 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 15, 2007. The performance shown for each index is for the time period of November 30, 2007 through August 31, 2012, which is based on the performance period of the life of the Fund.

† The S&P Target Date 2040 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2040.

On December 1, 2011 the S&P Target Date 2040 Index replaced the Russell 1000 Index, Russell 2000 Index and the Barclays U.S. Aggregate Bond Index because portfolio management believes that it more accurately reflects the fund's asset allocation.

†† The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

††† The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

†††† The Barclays U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2040 Fund
Net Asset Value and Distribution Information
	Class A	Class C	Class S
Net Asset Value: 8/31/12	$8.26	$8.23	$8.29
8/31/11	$7.92	$7.89	$7.94
Distribution Information: Twelve Months as of 8/31/12: Income Dividends	$.10	$.05	$.12
Capital Gain Distributions	$.17	$.17	$.17

Morningstar Rankings — Target Date 2036-2040 Funds Category as of 8/31/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	141	of	204	69
3-Year	160	of	185	86
Class C 1-Year	160	of	204	78
3-Year	168	of	185	90
Class S 1-Year	125	of	204	61
3-Year	152	of	185	82

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Investment Portfolios as of August 31, 2012

DWS LifeCompass Retirement Fund
	Shares	Value ($)

Equity — Equity Funds 32.0%
DWS Capital Growth Fund "Institutional" (a)	33,295	2,004,694
DWS Core Equity Fund "Institutional" (a)	289,048	5,113,265
DWS Diversified International Equity Fund "Institutional" (a)	331,947	2,160,972
DWS Dreman Mid Cap Value Fund "Institutional" (a)	72,572	835,309
DWS Dreman Small Cap Value Fund "Institutional" (a)	44,768	1,603,607
DWS EAFE Equity Index Fund "Institutional" (a)	191,146	2,202,007
DWS Emerging Markets Equity Fund "Institutional" (a)	85,751	1,305,988
DWS Equity 500 Index Fund "Institutional" (a)	46,423	7,437,823
DWS Equity Dividend Fund "Institutional" (a)	66,540	2,347,534
DWS Global Thematic Fund "Institutional" (a)	37,779	820,942
DWS International Fund "Institutional" (a)	3,570	143,679
DWS Small Cap Growth Fund "Institutional"* (a)	52,251	1,282,759
DWS Technology Fund "Institutional"* (a)	52,705	861,200
Total Equity — Equity Funds (Cost $26,307,880)		28,119,779

Equity — Exchange-Traded Funds 4.8%
iShares MSCI Canada Index Fund	30,442	837,155
iShares MSCI United Kingdom Index Fund	74,260	1,260,192
iShares S&P U.S. Preferred Stock Index Fund	10,560	420,077
SPDR Barclays Capital Convertible Securities Fund	22,174	857,247
Vanguard FTSE All World ex-U.S. Small-Cap Fund	10,226	858,063
Total Equity — Exchange-Traded Funds (Cost $4,129,824)		4,232,734

Fixed Income — Bond Funds 60.9%
DWS Core Fixed Income Fund "Institutional" (a)	1,844,128	18,588,809
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	252,030	877,065
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	80,519	880,881
DWS Enhanced Global Bond Fund "S" (a)	870,008	8,882,785
DWS Global High Income Fund "Institutional" (a)	80,909	565,555
DWS Global Inflation Fund "Institutional" (a)	233,467	2,603,157
DWS High Income Fund "Institutional" (a)	518,187	2,518,389
DWS U.S. Bond Index Fund "Institutional" (a)	1,661,103	18,521,299
Total Fixed Income — Bond Funds (Cost $53,677,941)		53,437,940

Fixed Income — Exchange-Traded Fund 0.5%
WisdomTree Emerging Markets Local Debt Fund (Cost $401,974)	8,266	424,790

Market Neutral Fund 1.0%
DWS Disciplined Market Neutral Fund "Institutional" (a) (Cost $873,036)	91,354	876,997

Fixed Income — Money Market Fund 1.0%
Central Cash Management Fund, 0.14% (a) (b) (Cost $897,700)	897,700	897,700

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $86,288,355)†	100.2	87,989,940
Other Assets and Liabilities, Net	(0.2)	(186,966)
Net Assets	100.0	87,802,974

* Non-income producing security.

† The cost for federal income tax purposes was $86,754,951. At August 31, 2012, net unrealized appreciation for all securities based on tax cost was $1,234,989. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,373,541 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,138,552.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor's

SPDR: Standard & Poor's Depositary Receipt

During the period ended August 31, 2012, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $41,469,605 and $46,777,324, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $4,101,155 and $3,064,855, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$28,119,779	$—	$—	$28,119,779
Exchange-Traded Funds (c)	4,657,524	—	—	4,657,524
Bond Funds	53,437,940	—	—	53,437,940
Market Neutral Fund	876,997	—	—	876,997
Money Market Funds	897,700	—	—	897,700
Total	$87,989,940	$—	$—	$87,989,940

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended August 31, 2012.

(c) See Investment Portfolio for additional detailed categorizations.

DWS LifeCompass 2015 Fund
	Shares	Value ($)

Equity — Equity Funds 42.7%
DWS Capital Growth Fund "Institutional" (a)	107,305	6,460,859
DWS Core Equity Fund "Institutional" (a)	542,445	9,595,855
DWS Diversified International Equity Fund "Institutional" (a)	604,725	3,936,762
DWS Dreman Mid Cap Value Fund "Institutional" (a)	113,443	1,305,723
DWS Dreman Small Cap Value Fund "Institutional" (a)	68,315	2,447,060
DWS EAFE Equity Index Fund "Institutional" (a)	329,473	3,795,526
DWS Emerging Markets Equity Fund "Institutional" (a)	184,545	2,810,616
DWS Equity 500 Index Fund "Institutional" (a)	100,436	16,091,799
DWS Equity Dividend Fund "Institutional" (a)	176,522	6,227,683
DWS Global Small Cap Growth Fund "Institutional" (a)	4,045	151,391
DWS Global Thematic Fund "Institutional" (a)	46,909	1,019,322
DWS International Fund "Institutional" (a)	32,485	1,307,522
DWS RREEF Real Estate Securities Fund "Institutional" (a)	51,397	1,128,678
DWS Small Cap Core Fund "S"* (a)	64,754	1,217,381
DWS Small Cap Growth Fund "Institutional"* (a)	70,427	1,728,990
DWS Technology Fund "Institutional"* (a)	90,006	1,470,693
Total Equity — Equity Funds (Cost $56,548,865)		60,695,860

Equity — Exchange-Traded Funds 9.3%
iShares MSCI Australia Index Fund	65,763	1,543,458
iShares MSCI Canada Index Fund	55,269	1,519,897
iShares MSCI Germany Index Fund	46,660	990,125
iShares MSCI Italy Index Fund	80,896	948,910
iShares MSCI Japan Index Fund	153,575	1,391,389
iShares MSCI United Kingdom Index Fund	118,609	2,012,795
iShares S&P U.S. Preferred Stock Index Fund	18,083	719,342
SPDR Barclays Capital Convertible Securities Fund	37,462	1,448,281
Vanguard FTSE All World ex-U.S. Small-Cap Fund	30,966	2,598,357
Total Equity — Exchange-Traded Funds (Cost $13,498,258)		13,172,554

Fixed Income — Bond Funds 45.8%
DWS Core Fixed Income Fund "Institutional" (a)	2,293,285	23,116,315
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	408,339	1,421,020
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	127,054	1,389,969
DWS Enhanced Global Bond Fund "S" (a)	683,033	6,973,769
DWS Global High Income Fund "Institutional" (a)	101,651	710,541
DWS Global Inflation Fund "Institutional" (a)	315,069	3,513,017
DWS High Income Fund "Institutional" (a)	806,265	3,918,446
DWS U.S. Bond Index Fund "Institutional" (a)	2,154,047	24,017,624
Total Fixed Income — Bond Funds (Cost $64,783,943)		65,060,701

Fixed Income — Exchange-Traded Fund 0.5%
WisdomTree Emerging Markets Local Debt Fund (Cost $688,403)	14,156	727,477

Market Neutral Fund 1.4%
DWS Disciplined Market Neutral Fund "Institutional" (a) (Cost $1,944,642)	203,244	1,951,143

Fixed Income — Money Market Fund 0.7%
Central Cash Management Fund, 0.14% (a) (b) (Cost $944,404)	944,404	944,404

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $138,408,515)†	100.4	142,552,139
Other Assets and Liabilities, Net	(0.4)	(587,679)
Net Assets	100.0	141,964,460

* Non-income producing security.

† The cost for federal income tax purposes was $139,398,876. At August 31, 2012, net unrealized appreciation for all securities based on tax cost was $3,153,263. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,541,199 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,387,936.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor's

SPDR: Standard & Poor's Depositary Receipt

During the period ended August 31, 2012, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $51,821,120 and $66,019,836, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $4,139,427 and $4,662,284, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$60,695,860	$—	$—	$60,695,860
Exchange-Traded Funds (c)	13,900,031	—	—	13,900,031
Bond Funds	65,060,701	—	—	65,060,701
Market Neutral Fund	1,951,143	—	—	1,951,143
Money Market Funds	944,404	—	—	944,404
Total	$142,552,139	$—	$—	$142,552,139

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended August 31, 2012.

(c) See Investment Portfolio for additional detailed categorizations.

DWS LifeCompass 2020 Fund
	Shares	Value ($)

Equity — Equity Funds 52.9%
DWS Capital Growth Fund "Institutional" (a)	137,011	8,249,409
DWS Core Equity Fund "Institutional" (a)	825,483	14,602,788
DWS Diversified International Equity Fund "Institutional" (a)	1,086,787	7,074,985
DWS Dreman Mid Cap Value Fund "Institutional" (a)	162,495	1,870,322
DWS Dreman Small Cap Value Fund "Institutional" (a)	124,268	4,451,274
DWS EAFE Equity Index Fund "Institutional" (a)	541,992	6,243,742
DWS Emerging Markets Equity Fund "Institutional" (a)	341,554	5,201,869
DWS Equity 500 Index Fund "Institutional" (a)	167,580	26,849,646
DWS Equity Dividend Fund "Institutional" (a)	249,963	8,818,686
DWS Global Small Cap Growth Fund "Institutional" (a)	54,970	2,057,537
DWS Global Thematic Fund "Institutional" (a)	144,469	3,139,313
DWS International Fund "Institutional" (a)	50,063	2,015,021
DWS Large Cap Focus Growth Fund "Institutional" (a)	61,655	2,083,947
DWS Large Cap Value Fund "Institutional" (a)	184,161	3,355,410
DWS RREEF Real Estate Securities Fund "Institutional" (a)	87,027	1,911,110
DWS Small Cap Core Fund "S"* (a)	32,474	610,504
DWS Small Cap Growth Fund "Institutional"* (a)	144,181	3,539,647
DWS Technology Fund "Institutional"* (a)	278,408	4,549,188
Total Equity — Equity Funds (Cost $100,176,911)		106,624,398

Equity — Exchange-Traded Funds 9.6%
iShares MSCI Australia Index Fund	90,755	2,130,020
iShares MSCI Canada Index Fund	77,185	2,122,588
iShares MSCI Germany Index Fund	41,870	888,481
iShares MSCI Italy Index Fund	78,111	916,242
iShares MSCI Japan Index Fund	213,739	1,936,475
iShares MSCI United Kingdom Index Fund	274,517	4,658,553
iShares S&P U.S. Preferred Stock Index Fund	25,343	1,008,145
SPDR Barclays Capital Convertible Securities Fund	79,350	3,067,671
Vanguard FTSE All World ex-U.S. Small-Cap Fund	30,937	2,595,924
Total Equity — Exchange-Traded Funds (Cost $19,160,282)		19,324,099

Fixed Income — Bond Funds 35.3%
DWS Core Fixed Income Fund "Institutional" (a)	2,450,444	24,700,476
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	579,092	2,015,240
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	181,755	1,988,405
DWS Enhanced Global Bond Fund "S" (a)	752,677	7,684,836
DWS Global High Income Fund "Institutional" (a)	144,607	1,010,802
DWS Global Inflation Fund "Institutional" (a)	295,111	3,290,486
DWS High Income Fund "Institutional" (a)	1,000,130	4,860,633
DWS U.S. Bond Index Fund "Institutional" (a)	2,299,684	25,641,478
Total Fixed Income — Bond Funds (Cost $70,731,119)		71,192,356

Fixed Income — Exchange-Traded Fund 0.5%
WisdomTree Emerging Markets Local Debt Fund (Cost $964,767)	19,839	1,019,526

Market Neutral Fund 1.6%
DWS Disciplined Market Neutral Fund "Institutional" (a) (Cost $3,321,524)	346,444	3,325,857

Fixed Income — Money Market Fund 0.1%
Central Cash Management Fund, 0.14% (a) (b) (Cost $235,298)	235,298	235,298

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $194,589,901)†	100.0	201,721,534
Other Assets and Liabilities, Net	0.0	3,634
Net Assets	100.0	201,725,168

* Non-income producing security.

† The cost for federal income tax purposes was $195,876,679. At August 31, 2012, net unrealized appreciation for all securities based on tax cost was $5,844,855. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,014,607 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,169,752.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

During the year ended August 31, 2012, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $86,520,162 and $100,312,736, respectively. Purchase and sales on non-affiliated Underlying Funds (excluding money market funds) aggregated $6,926,053 and $9,893,413, respectively.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor's

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$106,624,398	$—	$—	$106,624,398
Exchange-Traded Funds (c)	20,343,625	—	—	20,343,625
Bond Funds	71,192,356	—	—	71,192,356
Market Neutral Fund	3,325,857	—	—	3,325,857
Money Market Funds	235,298	—	—	235,298
Total	$201,721,534	$—	$—	$201,721,534

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended August 31, 2012.

(c) See Investment Portfolio for additional detailed categorizations.

DWS LifeCompass 2030 Fund
	Shares	Value ($)

Equity — Equity Funds 68.4%
DWS Capital Growth Fund "Institutional" (a)	91,989	5,538,684
DWS Core Equity Fund "Institutional" (a)	306,157	5,415,912
DWS Diversified International Equity Fund "Institutional" (a)	452,868	2,948,172
DWS Dreman Mid Cap Value Fund "Institutional" (a)	58,899	677,923
DWS Dreman Small Cap Value Fund "Institutional" (a)	53,092	1,901,757
DWS EAFE Equity Index Fund "Institutional" (a)	231,545	2,667,394
DWS Emerging Markets Equity Fund "Institutional" (a)	139,872	2,130,250
DWS Equity 500 Index Fund "Institutional" (a)	74,298	11,904,011
DWS Equity Dividend Fund "Institutional" (a)	117,627	4,149,885
DWS Global Small Cap Growth Fund "Institutional" (a)	17,646	660,499
DWS Global Thematic Fund "Institutional" (a)	37,676	818,690
DWS International Fund "Institutional" (a)	25,465	1,024,951
DWS Large Cap Value Fund "Institutional" (a)	81,081	1,477,289
DWS RREEF Real Estate Securities Fund "Institutional" (a)	30,323	665,900
DWS Small Cap Core Fund "S"* (a)	27,304	513,309
DWS Small Cap Growth Fund "Institutional"* (a)	59,847	1,469,236
DWS Technology Fund "Institutional"* (a)	89,693	1,465,584
DWS World Dividend Fund "Institutional" (a)	31,004	734,184
Total Equity — Equity Funds (Cost $41,997,181)		46,163,630

Equity — Exchange-Traded Funds 11.0%
iShares MSCI Australia Index Fund	29,283	687,272
iShares MSCI Canada Index Fund	34,271	942,453
iShares MSCI Germany Index Fund	28,102	596,324
iShares MSCI Italy Index Fund	53,562	628,282
iShares MSCI Japan Index Fund	68,013	616,198
iShares MSCI United Kingdom Index Fund	113,894	1,932,781
iShares S&P U.S. Preferred Stock Index Fund	8,052	320,309
SPDR Barclays Capital Convertible Securities Fund	17,300	668,818
Vanguard FTSE All World ex-U.S. Small-Cap Fund	12,374	1,038,302
Total Equity — Exchange-Traded Funds (Cost $7,224,024)		7,430,739

Fixed Income — Bond Funds 17.5%
DWS Core Fixed Income Fund "Institutional" (a)	293,287	2,956,334
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	190,041	661,343
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	30,795	336,902
DWS Enhanced Global Bond Fund "S" (a)	368,709	3,764,523
DWS High Income Fund "Institutional" (a)	170,762	829,903
DWS U.S. Bond Index Fund "Institutional" (a)	295,651	3,296,503
Total Fixed Income — Bond Funds (Cost $11,726,011)		11,845,508

Fixed Income — Exchange-Traded Fund 0.5%
WisdomTree Emerging Markets Local Debt Fund (Cost $306,514)	6,303	323,911

Market Neutral Fund 1.5%
DWS Disciplined Market Neutral Fund "Institutional" (a) (Cost $988,230)	103,388	992,527

Fixed Income - Money Market Fund 1.2%
Central Cash Management Fund, 0.14% (a) (b) (Cost $833,112)	833,112	833,112

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $63,075,072)†	100.1	67,589,427
Other Assets and Liabilities, Net	(0.1)	(96,067)
Net Assets	100.0	67,493,360

* Non-income producing security.

† The cost for federal income tax purposes was $63,592,151. At August 31, 2012, net unrealized appreciation for all securities based on tax cost was $3,997,276. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,382,394 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,385,118.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

During the year ended August 31, 2012, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $26,813,353 and $26,611,326, respectively. Purchase and sales on non-affiliated Underlying Funds (excluding money market funds) aggregated $2,564,766 and $2,678,170, respectively.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor's

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$46,163,630	$—	$—	$46,163,630
Exchange-Traded Funds (c)	7,754,650	—	—	7,754,650
Bond Funds	11,845,508	—	—	11,845,508
Market Neutral Fund	992,527	—	—	992,527
Money Market Funds	833,112	—	—	833,112
Total	$67,589,427	$—	$—	$67,589,427

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended August 31, 2012.

(c) See Investment Portfolio for additional detailed categorizations.

DWS LifeCompass 2040 Fund
	Shares	Value ($)

Equity — Equity Funds 79.0%
DWS Capital Growth Fund "Institutional" (a)	59,322	3,571,780
DWS Core Equity Fund "Institutional" (a)	206,281	3,649,106
DWS Diversified International Equity Fund "Institutional" (a)	356,137	2,318,451
DWS Dreman Mid Cap Value Fund "Institutional" (a)	32,510	374,185
DWS Dreman Small Cap Value Fund "Institutional" (a)	33,526	1,200,907
DWS EAFE Equity Index Fund "Institutional" (a)	188,375	2,170,081
DWS Emerging Markets Equity Fund "Institutional" (a)	106,959	1,628,991
DWS Equity 500 Index Fund "Institutional" (a)	47,528	7,614,920
DWS Equity Dividend Fund "Institutional" (a)	85,298	3,009,328
DWS Global Small Cap Growth Fund "Institutional" (a)	10,106	378,252
DWS Global Thematic Fund "Institutional" (a)	31,943	694,120
DWS International Fund "Institutional" (a)	22,212	894,048
DWS Large Cap Value Fund "Institutional" (a)	51,759	943,049
DWS RREEF Real Estate Securities Fund "Institutional" (a)	18,279	401,416
DWS Small Cap Core Fund "S"* (a)	21,724	408,418
DWS Small Cap Growth Fund "Institutional"* (a)	38,008	933,108
DWS Technology Fund "Institutional"* (a)	58,440	954,909
DWS World Dividend Fund "Institutional" (a)	15,878	375,996
Total Equity — Equity Funds (Cost $27,734,626)		31,521,065

Equity — Exchange-Traded Funds 10.5%
iShares MSCI Australia Index Fund	16,785	393,944
iShares MSCI Canada Index Fund	15,636	429,990
iShares MSCI Germany Index Fund	1,339	28,413
iShares MSCI Italy Index Fund	34,337	402,773
iShares MSCI Japan Index Fund	38,649	350,160
iShares MSCI United Kingdom Index Fund	67,342	1,142,794
iShares S&P U.S. Preferred Stock Index Fund	4,620	183,784
SPDR Barclays Capital Convertible Securities Fund	10,000	386,600
Vanguard FTSE All World ex-U.S. Small-Cap Fund	10,395	872,244
Total Equity — Exchange-Traded Funds (Cost $4,012,973)		4,190,702

Fixed Income — Bond Funds 7.2%
DWS Core Fixed Income Fund "Institutional" (a)	48,170	485,552
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	111,502	388,026
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	17,897	195,798
DWS Enhanced Global Bond Fund "S" (a)	56,026	572,022
DWS High Income Fund "Institutional" (a)	80,425	390,864
DWS U.S. Bond Index Fund "Institutional" (a)	74,081	825,998
Total Fixed Income — Bond Funds (Cost $2,828,776)		2,858,260

Market Neutral Fund 1.4%
DWS Disciplined Market Neutral Fund "Institutional" (a) (Cost $576,041)	60,254	578,434

Fixed Income — Money Market Fund 2.0%
Central Cash Management Fund, 0.14% (a) (b) (Cost $798,059)	798,059	798,059

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $35,950,475)†	100.1	39,946,520
Other Assets and Liabilities, Net	(0.1)	(30,203)
Net Assets	100.0	39,916,317

* Non-income producing.

† The cost for federal income tax purposes was $36,264,843. At August 31, 2012, net unrealized appreciation for all securities based on tax cost was $3,681,677. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,245,029 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $563,352.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

During the period ended August 31, 2012, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $17,475,555 and $11,770,692, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $1,965,349 and $1,615,028, respectively.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor's

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$31,521,065	$—	$—	$31,521,065
Exchange-Traded Funds	4,190,702	—	—	4,190,702
Bond Funds	2,858,260	—	—	2,858,260
Market Neutral Fund	578,434	—	—	578,434
Money Market Funds	798,059	—	—	798,059
Total	$39,946,520	$—	$—	$39,946,520

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended August 31, 2012.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
as of August 31, 2012
Assets	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Investments in affiliated Underlying Funds, at value (cost $81,756,557, $124,221,854 and $174,464,852)	$83,332,416	$128,652,108	$181,377,909
Investments in non-affiliated Underlying Funds, at value (cost $4,531,798, $14,186,661 and $20,125,049)	4,657,524	13,900,031	20,343,625
Total investments in securities, at value (cost $86,288,355, $138,408,515 and $194,589,901)	87,989,940	142,552,139	201,721,534
Receivable for investments sold	—	—	500,000
Receivable for Fund shares sold	18,953	191,594	17,158
Dividends receivable	23,485	28,177	28,928
Interest receivable	99	88	115
Other assets	8,832	9,736	9,819
Total assets	88,041,309	142,781,734	202,277,554
Liabilities
Payable for Fund shares redeemed	124,463	641,049	309,616
Accrued Trustees' fees	2,444	3,413	2,179
Other accrued expenses and payables	111,428	172,812	240,591
Total liabilities	238,335	817,274	552,386
Net assets, at value	$87,802,974	$141,964,460	$201,725,168
Net Assets Consist of
Undistributed net investment income	536,594	456,024	3,080,482
Net unrealized appreciation (depreciation) on investments	1,701,585	4,143,624	7,131,633
Accumulated net realized gain (loss)	(13,981,630)	(42,992,487)	(32,715,815)
Paid-in capital	99,546,425	180,357,299	224,228,868
Net assets, at value	$87,802,974	$141,964,460	$201,725,168

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2012 (continued)
Assets	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Investments in affiliated Underlying Funds, at value (cost $55,544,534 and $31,937,502)	$59,834,777	$35,755,818
Investments in non-affiliated Underlying Funds, at value (cost $7,530,538 and $4,012,973)	7,754,650	4,190,702
Total investments in securities, at value (cost $63,075,072 and $35,950,475)	67,589,427	39,946,520
Receivable for Fund shares sold	5,858	34,155
Dividends receivable	2,412	1,030
Interest receivable	87	66
Due from Advisor	2,384	3,113
Other assets	3,426	4,526
Total assets	67,603,594	39,989,410
Liabilities
Payable for Fund shares redeemed	13,872	4,329
Accrued Trustees' fees	1,409	1,347
Other accrued expenses and payables	94,953	67,417
Total liabilities	110,234	73,093
Net assets, at value	$67,493,360	$39,916,317
Net Assets Consist of
Undistributed net investment income	472,687	114,452
Net unrealized appreciation (depreciation) on investments	4,514,355	3,996,045
Accumulated net realized gain (loss)	(3,975,352)	(17,778)
Paid-in capital	66,481,670	35,823,598
Net assets, at value	$67,493,360	$39,916,317

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2012 (continued)
Net Asset Value	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Class A Net assets applicable to shares outstanding	$29,348,875	$58,206,329	$80,362,320
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,535,371	5,222,988	5,954,621
Net Asset Value and redemption price per share	$11.58	$11.14	$13.50
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$12.29	$11.82	$14.32
Class B Net assets applicable to shares outstanding	$643,962	$1,464,315	$2,578,212
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	55,626	131,538	192,592
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$11.58	$11.13	$13.39
Class C Net assets applicable to shares outstanding	$5,238,098	$10,860,591	$13,756,604
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	452,817	975,988	1,028,502
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$11.57	$11.13	$13.38
Class S Net assets applicable to shares outstanding	$52,572,039	$71,433,225	$105,028,032
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	4,542,635	6,418,620	7,768,509
Net Asset Value, offering and redemption price per share	$11.57	$11.13	$13.52

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2012 (continued)
Net Asset Value	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Class A Net assets applicable to shares outstanding	$41,360,895	$21,777,788
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	4,260,812	2,634,952
Net Asset Value and redemption price per share	$9.71	$8.26
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$10.30	$8.76
Class B Net assets applicable to shares outstanding	$923,724	—
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	95,508	—
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$9.67	—
Class C Net assets applicable to shares outstanding	$4,603,437	$209,267
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	476,243	25,436
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$9.67	$8.23
Class S Net assets applicable to shares outstanding	$20,605,304	$17,929,262
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,120,527	2,163,740
Net Asset Value, offering and redemption price per share	$9.72	$8.29

The accompanying notes are an integral part of the financial statements.

Statements of Operations
for the year ended August 31, 2012
Investment Income	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Income distributions from affiliated Underlying Funds	$2,101,607	$3,052,448	$4,046,527
Dividends	142,127	419,962	679,286
Total income	2,243,734	3,472,410	4,725,813
Expenses: Administration fee	86,859	144,135	210,711
Services to shareholders	164,499	312,954	451,060
Distribution and service fees	124,521	283,937	379,032
Custodian fee	13,846	13,782	14,875
Audit and tax fees	43,004	45,583	41,443
Legal fees	9,519	10,230	9,285
Reports to shareholders	23,752	23,939	41,099
Registration fees	47,189	48,593	49,674
Trustees' fees and expenses	6,611	9,237	8,552
Other	5,516	7,223	7,651
Total expenses before expense reductions	525,316	899,613	1,213,382
Expense reductions	(78,240)	(137,104)	(123,110)
Total expenses after expense reductions	447,076	762,509	1,090,272
Net investment income	1,796,658	2,709,901	3,635,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	3,016,745	6,586,407	8,940,202
Sale of non-affiliated Underlying Funds	(229,028)	123,199	(77,174)
Capital gain distributions from affiliated Underlying Funds	339,165	420,532	487,916
	3,126,882	7,130,138	9,350,944
Change in net unrealized appreciation (depreciation) on investments	680,690	667,092	2,743,520
Net gain (loss)	3,807,572	7,797,230	12,094,464
Net increase (decrease) in net assets resulting from operations	$5,604,230	$10,507,131	$15,730,005

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended August 31, 2012 (continued)
Investment Income	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Income distributions from affiliated Underlying Funds	$1,016,561	$516,048
Dividends	249,430	134,067
Total income	1,265,991	650,115
Expenses: Administration fee	64,839	36,188
Services to shareholders	158,476	92,824
Distribution and service fees	151,339	49,634
Custodian fee	12,280	11,304
Audit and tax fees	43,004	42,084
Legal fees	6,543	6,140
Reports to shareholders	15,407	13,382
Registration fees	47,027	39,386
Trustees' fees and expenses	4,399	3,280
Other	4,512	2,236
Total expenses before expense reductions	507,826	296,458
Expense reductions	(139,883)	(136,535)
Total expenses after expense reductions	367,943	159,923
Net investment income	898,048	490,192
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	2,850,090	429,178
Sale of non-affiliated Underlying Funds	(195,735)	(242,465)
Capital gain distributions from affiliated Underlying Funds	63,376	20,823
	2,717,731	207,536
Change in net unrealized appreciation (depreciation) on investments	1,383,611	2,088,450
Net gain (loss)	4,101,342	2,295,986
Net increase (decrease) in net assets resulting from operations	$4,999,390	$2,786,178

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
DWS LifeCompass Retirement Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2012	2011
Operations: Net investment income	$1,796,658	$2,079,681
Net realized gain (loss)	3,126,882	3,980,630
Change in net unrealized appreciation (depreciation)	680,690	1,335,804
Net increase (decrease) in net assets resulting from operations	5,604,230	7,396,115
Distributions to shareholders from: Net investment income: Class A	(489,850)	(619,675)
Class B	(12,122)	(22,616)
Class C	(67,176)	(83,937)
Class S	(1,209,417)	(1,272,345)
Total distributions	(1,778,565)	(1,998,573)
Fund share transactions: Proceeds from shares sold	21,387,872	13,246,278
Reinvestment of distributions	1,669,497	1,857,229
Payments for shares redeemed	(27,513,642)	(25,376,517)
Net increase (decrease) in net assets from Fund share transactions	(4,456,273)	(10,273,010)
Increase (decrease) in net assets	(630,608)	(4,875,468)
Net assets at beginning of period	88,433,582	93,309,050
Net assets at end of period (including undistributed net investment income of $536,594 and $517,378, respectively)	$87,802,974	$88,433,582

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2015 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2012	2011
Operations: Net investment income	$2,709,901	$3,121,608
Net realized gain (loss)	7,130,138	5,626,381
Change in net unrealized appreciation (depreciation)	667,092	9,286,088
Net increase (decrease) in net assets resulting from operations	10,507,131	18,034,077
Distributions to shareholders from: Net investment income: Class A	(1,197,809)	(1,211,886)
Class B	(27,607)	(46,984)
Class C	(146,265)	(140,080)
Class S	(1,581,986)	(1,419,083)
Total distributions	(2,953,667)	(2,818,033)
Fund share transactions: Proceeds from shares sold	21,387,569	29,751,711
Reinvestment of distributions	2,895,880	2,732,145
Payments for shares redeemed	(38,894,054)	(63,400,011)
Net increase (decrease) in net assets from Fund share transactions	(14,610,605)	(30,916,155)
Increase (decrease) in net assets	(7,057,141)	(15,700,111)
Net assets at beginning of period	149,021,601	164,721,712
Net assets at end of period (including undistributed net investment income of $456,024 and $699,254, respectively)	$141,964,460	$149,021,601

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2020 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2012	2011
Operations: Net investment income	$3,635,541	$3,838,909
Net realized gain (loss)	9,350,944	5,362,362
Change in net unrealized appreciation (depreciation)	2,743,520	15,938,665
Net increase (decrease) in net assets resulting from operations	15,730,005	25,139,936
Distributions to shareholders from: Net investment income: Class A	(1,502,293)	(1,475,168)
Class B	(45,397)	(84,614)
Class C	(169,327)	(171,165)
Class S	(2,284,134)	(2,068,106)
Total distributions	(4,001,151)	(3,799,053)
Fund share transactions: Proceeds from shares sold	47,424,798	36,735,648
Reinvestment of distributions	3,911,051	3,705,873
Payments for shares redeemed	(68,411,756)	(58,903,698)
Net increase (decrease) in net assets from Fund share transactions	(17,075,907)	(18,462,177)
Increase (decrease) in net assets	(5,347,053)	2,878,706
Net assets at beginning of period	207,072,221	204,193,515
Net assets at end of period (including undistributed net investment income of $3,080,482 and $3,430,224, respectively)	$201,725,168	$207,072,221

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2030 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2012	2011
Operations: Net investment income	$898,048	$841,589
Net realized gain (loss)	2,717,731	2,042,061
Change in net unrealized appreciation (depreciation)	1,383,611	5,243,074
Net increase (decrease) in net assets resulting from operations	4,999,390	8,126,724
Distributions to shareholders from: Net investment income: Class A	(559,338)	(488,313)
Class B	(8,276)	(6,884)
Class C	(30,766)	(19,944)
Class S	(330,616)	(184,779)
Total distributions	(928,996)	(699,920)
Fund share transactions: Proceeds from shares sold	20,589,069	18,946,505
Reinvestment of distributions	924,310	695,197
Payments for shares redeemed	(20,322,985)	(22,917,426)
Net increase (decrease) in net assets from Fund share transactions	1,190,394	(3,275,724)
Increase (decrease) in net assets	5,260,788	4,151,080
Net assets at beginning of period	62,232,572	58,081,492
Net assets at end of period (including undistributed net investment income of $472,687 and $511,986, respectively)	$67,493,360	$62,232,572

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2040 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2012	2011
Operations: Net investment income	$490,192	$361,182
Net realized gain (loss)	207,536	1,172,563
Change in net unrealized appreciation (depreciation)	2,088,450	1,620,889
Net increase (decrease) in net assets resulting from operations	2,786,178	3,154,634
Distributions to shareholders from: Net investment income: Class A	(258,932)	(182,773)
Class C	(1,209)	(713)
Class S	(239,720)	(140,260)
Net realized gains: Class A	(417,665)	(319,212)
Class C	(4,452)	(3,940)
Class S	(325,057)	(198,324)
Total distributions	(1,247,035)	(845,222)
Fund share transactions: Proceeds from shares sold	17,486,885	13,930,857
Reinvestment of distributions	1,247,035	845,178
Payments for shares redeemed	(11,637,070)	(10,509,807)
Net increase (decrease) in net assets from Fund share transactions	7,096,850	4,266,228
Increase (decrease) in net assets	8,635,993	6,575,640
Net assets at beginning of period	31,280,324	24,704,684
Net assets at end of period (including undistributed net investment income of $114,452 and $126,953, respectively)	$39,916,317	$31,280,324

The accompanying notes are an integral part of the financial statements.

Financial Highlights
DWS LifeCompass Retirement Fund — Class A
	Years Ended August 31,
	2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$11.06	$10.47	$10.08	$11.49	$12.51
Income (loss) from investment operations: Net investment incomea	.22	.24	.25	.36	.40
Net realized and unrealized gain (loss)	.52	.58	.42	(1.36)	(.98)
Total from investment operations	.74	.82	.67	(1.00)	(.58)
Less distributions from: Net investment income	(.22)	(.23)	(.28)	(.41)	(.44)
Net asset value, end of period	$11.58	$11.06	$10.47	$10.08	$11.49
Total Return (%)b,c,d	6.79	7.81	6.67	(8.29)	(4.76)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29	27	31	31	34
Ratio of expenses before expense reductions (%)e	.74	.71	.74	.77	.69
Ratio of expenses after expense reductions (%)e	.62	.62	.61	.52	.56
Ratio of net investment income (%)	1.99	2.12	2.39	3.84	3.24
Portfolio turnover rate (%)	53	37	53	41	48
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass Retirement Fund — Class B
	Years Ended August 31,
	2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$11.06	$10.47	$10.08	$11.49	$12.52
Income (loss) from investment operations: Net investment incomea	.14	.15	.17	.29	.30
Net realized and unrealized gain (loss)	.52	.58	.42	(1.36)	(.97)
Total from investment operations	.66	.73	.59	(1.07)	(.67)
Less distributions from: Net investment income	(.14)	(.14)	(.20)	(.34)	(.36)
Net asset value, end of period	$11.58	$11.06	$10.47	$10.08	$11.49
Total Return (%)b,c,d	5.99	7.00	5.87	(8.99)	(5.46)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	2	3	6
Ratio of expenses before expense reductions (%)e	1.48	1.43	1.43	1.56	1.42
Ratio of expenses after expense reductions (%)e	1.37	1.37	1.36	1.27	1.31
Ratio of net investment income (%)	1.24	1.37	1.64	3.09	2.49
Portfolio turnover rate (%)	53	37	53	41	48
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass Retirement Fund — Class C
	Years Ended August 31,
	2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$11.05	$10.46	$10.07	$11.49	$12.52
Income (loss) from investment operations: Net investment incomea	.14	.15	.17	.29	.31
Net realized and unrealized gain (loss)	.52	.58	.42	(1.37)	(.98)
Total from investment operations	.66	.73	.59	(1.08)	(.67)
Less distributions from: Net investment income	(.14)	(.14)	(.20)	(.34)	(.36)
Net asset value, end of period	$11.57	$11.05	$10.46	$10.07	$11.49
Total Return (%)b,c,d	6.00	7.01	5.88	(9.06)	(5.43)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	6	7	8	13
Ratio of expenses before expense reductions (%)e	1.43	1.40	1.40	1.45	1.38
Ratio of expenses after expense reductions (%)e	1.37	1.37	1.36	1.27	1.29
Ratio of net investment income (%)	1.23	1.37	1.64	3.09	2.51
Portfolio turnover rate (%)	53	37	53	41	48
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass Retirement Fund — Class S
	Years Ended August 31,
	2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$11.06	$10.46	$10.08	$11.49	$12.51
Income (loss) from investment operations: Net investment incomea	.25	.26	.28	.38	.43
Net realized and unrealized gain (loss)	.51	.59	.41	(1.35)	(.98)
Total from investment operations	.76	.85	.69	(.97)	(.55)
Less distributions from: Net investment income	(.25)	(.25)	(.31)	(.44)	(.47)
Net asset value, end of period	$11.57	$11.06	$10.46	$10.08	$11.49
Total Return (%)b,c	6.97	8.18	6.84	(8.04)	(4.52)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53	54	53	53	71
Ratio of expenses before expense reductions (%)d	.45	.39	.42	.50	.44
Ratio of expenses after expense reductions (%)d	.37	.37	.36	.27	.30
Ratio of net investment income (%)	2.20	2.37	2.64	4.09	3.50
Portfolio turnover rate (%)	53	37	53	41	48
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2015 Fund — Class A
	Years Ended August 31,
	2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$10.57	$9.70	$9.39	$11.12	$12.47
Income (loss) from investment operations: Net investment incomea	.20	.20	.20	.26	.29
Net realized and unrealized gain (loss)	.58	.85	.33	(1.68)	(1.20)
Total from investment operations	.78	1.05	.53	(1.42)	(.91)
Less distributions from: Net investment income	(.21)	(.18)	(.22)	(.31)	(.44)
Net asset value, end of period	$11.14	$10.57	$9.70	$9.39	$11.12
Total Return (%)b,c,d	7.54	10.80	5.61	(12.46)	(7.39)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	58	63	70	77	97
Ratio of expenses before expense reductions (%)e	.66	.65	.65	.69	.64
Ratio of expenses after expense reductions (%)e	.58	.58	.57	.48	.51
Ratio of net investment income (%)	1.83	1.88	2.02	3.05	2.37
Portfolio turnover rate (%)	39	31	51	32	29
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2015 Fund — Class B
	Years Ended August 31,
	2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$10.55	$9.69	$9.38	$11.11	$12.47
Income (loss) from investment operations: Net investment incomea	.12	.12	.13	.20	.19
Net realized and unrealized gain (loss)	.59	.84	.32	(1.69)	(1.19)
Total from investment operations	.71	.96	.45	(1.49)	(1.00)
Less distributions from: Net investment income	(.13)	(.10)	(.14)	(.24)	(.36)
Net asset value, end of period	$11.13	$10.55	$9.69	$9.38	$11.11
Total Return (%)b,c,d	6.84	9.88	4.82	(13.14)	(8.06)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	3	7	10	17
Ratio of expenses before expense reductions (%)e	1.54	1.45	1.37	1.48	1.39
Ratio of expenses after expense reductions (%)e	1.33	1.33	1.32	1.23	1.26
Ratio of net investment income (%)	1.13	1.13	1.27	2.30	1.62
Portfolio turnover rate (%)	39	31	51	32	29
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2015 Fund — Class C
	Years Ended August 31,
	2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$10.55	$9.69	$9.38	$11.10	$12.47
Income (loss) from investment operations: Net investment incomea	.12	.12	.13	.20	.20
Net realized and unrealized gain (loss)	.59	.84	.32	(1.68)	(1.20)
Total from investment operations	.71	.96	.45	(1.48)	(1.00)
Less distributions from: Net investment income	(.13)	(.10)	(.14)	(.24)	(.37)
Net asset value, end of period	$11.13	$10.55	$9.69	$9.38	$11.10
Total Return (%)b,c,d	6.84	9.89	4.83	(13.05)	(8.12)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	13	15	18	28
Ratio of expenses before expense reductions (%)e	1.38	1.36	1.34	1.41	1.33
Ratio of expenses after expense reductions (%)e	1.33	1.33	1.32	1.23	1.25
Ratio of net investment income (%)	1.10	1.13	1.28	2.30	1.63
Portfolio turnover rate (%)	39	31	51	32	29
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2015 Fund — Class S
		Years Ended August 31,
	2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$10.55	$9.69	$9.38	$11.11	$12.45
Income (loss) from investment operations: Net investment incomea	.22	.23	.22	.28	.32
Net realized and unrealized gain (loss)	.60	.84	.33	(1.68)	(1.19)
Total from investment operations	.82	1.07	.55	(1.40)	(.87)
Less distributions from: Net investment income	(.24)	(.21)	(.24)	(.33)	(.47)
Net asset value, end of period	$11.13	$10.55	$9.69	$9.38	$11.11
Total Return (%)b,c	7.92	10.98	5.89	(12.25)	(7.10)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	71	70	73	71	100
Ratio of expenses before expense reductions (%)d	.44	.42	.41	.46	.41
Ratio of expenses after expense reductions (%)d	.33	.33	.32	.23	.26
Ratio of net investment income (%)	2.07	2.13	2.27	3.30	2.62
Portfolio turnover rate (%)	39	31	51	32	29
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2020 Fund — Class A
	Years Ended August 31,
	2012	2011	2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$12.74	$11.56	$11.21		$13.66	$15.47
Income (loss) from investment operations: Net investment incomea	.22	.22	.21		.27	.29
Net realized and unrealized gain (loss)	.78	1.18	.36		(2.27)	(1.55)
Total from investment operations	1.00	1.40	.57		(2.00)	(1.26)
Less distributions from: Net investment income	(.24)	(.22)	(.23)		(.37)	(.55)
Net realized gains	—	—	—		(.08)	—
Total distributions	(.24)	(.22)	(.23)		(.45)	(.55)
Increase from regulatory settlements	—	—	.01	f	—	—
Net asset value, end of period	$13.50	$12.74	$11.56		$11.21	$13.66
Total Return (%)b,c,d	8.01	12.08	5.10	f	(14.08)	(8.48)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	80	79	80		77	85
Ratio of expenses before expense reductions (%)e	.63	.68	.67		.71	.66
Ratio of expenses after expense reductions (%)e	.59	.59	.58		.49	.52
Ratio of net investment income (%)	1.69	1.70	1.82		2.63	1.96
Portfolio turnover rate (%)	45	26	50		32	31
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.

DWS LifeCompass 2020 Fund — Class B
	Years Ended August 31,
	2012	2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$12.62	$11.45		$11.11		$13.53		$15.32
Income (loss) from investment operations: Net investment incomea	.14	.13		.13		.19		.18
Net realized and unrealized gain (loss)	.77	1.16		.34		(2.24)		(1.54)
Total from investment operations	.91	1.29		.47		(2.05)		(1.36)
Less distributions from: Net investment income	(.14)	(.12)		(.14)		(.29)		(.43)
Net realized gains	—	—		—		(.08)		—
Total distributions	(.14)	(.12)		(.14)		(.37)		(.43)
Increase from regulatory settlements	—	—		.01	f	—		—
Net asset value, end of period	$13.39	$12.62		$11.45		$11.11		$13.53
Total Return (%)b,d	7.34	11.24	c	4.24	c,f	(14.69	)c	(9.15	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	5		10		14		22
Ratio of expenses before expense reductions (%)e	1.23	1.54		1.39		1.47		1.42
Ratio of expenses after expense reductions (%)e	1.23	1.34		1.33		1.24		1.28
Ratio of net investment income (%)	1.07	.95		1.07		1.88		1.20
Portfolio turnover rate (%)	45	26		50		32		31
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.

DWS LifeCompass 2020 Fund — Class C
	Years Ended August 31,
	2012	2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$12.63	$11.45		$11.11		$13.54		$15.32
Income (loss) from investment operations: Net investment incomea	.12	.13		.13		.19		.18
Net realized and unrealized gain (loss)	.77	1.17		.34		(2.25)		(1.52)
Total from investment operations	.89	1.30		.47		(2.06)		(1.34)
Less distributions from: Net investment income	(.14)	(.12)		(.14)		(.29)		(.44)
Net realized gains	—	—		—		(.08)		—
Total distributions	(.14)	(.12)		(.14)		(.37)		(.44)
Increase from regulatory settlements	—	—		.01	f	—		—
Net asset value, end of period	$13.38	$12.63		$11.45		$11.11		$13.54
Total Return (%)b,d	7.17	11.33	c	4.24	c,f	(14.74	)c	(9.05	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	16		18		21		30
Ratio of expenses before expense reductions (%)e	1.33	1.40		1.37		1.44		1.38
Ratio of expenses after expense reductions (%)e	1.33	1.34		1.33		1.24		1.27
Ratio of net investment income (%)	.95	.95		1.07		1.88		1.21
Portfolio turnover rate (%)	45	26		50		32		31
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.

DWS LifeCompass 2020 Fund — Class S
	Years Ended August 31,
	2012	2011	2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$12.77	$11.58	$11.23		$13.69	$15.50
Income (loss) from investment operations: Net investment incomea	.24	.25	.24		.29	.32
Net realized and unrealized gain (loss)	.78	1.19	.36		(2.28)	(1.54)
Total from investment operations	1.02	1.44	.60		(1.99)	(1.22)
Less distributions from: Net investment income	(.27)	(.25)	(.26)		(.39)	(.59)
Net realized gains	—	—	—		(.08)	—
Total distributions	(.27)	(.25)	(.26)		(.47)	(.59)
Increase from regulatory settlements	—	—	.01	e	—	—
Net asset value, end of period	$13.52	$12.77	$11.58		$11.23	$13.69
Total Return (%)b,c	8.19	12.43	5.36	e	(13.90)	(8.22)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	105	107	96		96	129
Ratio of expenses before expense reductions (%)d	.42	.42	.45		.51	.45
Ratio of expenses after expense reductions (%)d	.34	.34	.33		.24	.28
Ratio of net investment income (%)	1.87	1.95	2.07		2.88	2.20
Portfolio turnover rate (%)	45	26	50		32	31
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
e Includes a non-recurring payment from the Advisor which amounted to $.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.

DWS LifeCompass 2030 Fund — Class A
	Years Ended August 31,
	2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$9.10	$8.04	$7.87	$10.26	$12.27
Income (loss) from investment operations: Net investment incomea	.13	.12	.11	.13	.14
Net realized and unrealized gain (loss)	.61	1.04	.18	(1.94)	(1.32)
Total from investment operations	.74	1.16	.29	(1.81)	(1.18)
Less distributions from: Net investment income	(.13)	(.10)	(.12)	(.11)	(.38)
Net realized gains	—	—	—	(.47)	(.45)
Total distributions	(.13)	(.10)	(.12)	(.58)	(.83)
Net asset value, end of period	$9.71	$9.10	$8.04	$7.87	$10.26
Total Return (%)b,c,d	8.26	14.44	3.63	(16.57)	(10.40)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	41	38	40	31	23
Ratio of expenses before expense reductions (%)e	.80	.80	.85	1.17	.99
Ratio of expenses after expense reductions (%)e	.58	.58	.55	.45	.47
Ratio of net investment income (%)	1.39	1.30	1.33	1.83	1.27
Portfolio turnover rate (%)	46	32	44	40	30
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2030 Fund — Class B
	Years Ended August 31,
	2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$9.06	$8.02	$7.84	$10.21	$12.21
Income (loss) from investment operations: Net investment incomea	.06	.05	.05	.08	.06
Net realized and unrealized gain (loss)	.61	1.02	.19	(1.92)	(1.33)
Total from investment operations	.67	1.07	.24	(1.84)	(1.27)
Less distributions from: Net investment income	(.06)	(.03)	(.06)	(.06)	(.28)
Net realized gains	—	—	—	(.47)	(.45)
Total distributions	(.06)	(.03)	(.06)	(.53)	(.73)
Net asset value, end of period	$9.67	$9.06	$8.02	$7.84	$10.21
Total Return (%)b,c,d	7.48	13.36	2.98	(17.11)	(11.09)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	2	2	3
Ratio of expenses before expense reductions (%)e	1.55	1.56	1.63	2.07	1.80
Ratio of expenses after expense reductions (%)e	1.33	1.33	1.30	1.20	1.22
Ratio of net investment income (%)	.63	.55	.59	1.08	.51
Portfolio turnover rate (%)	46	32	44	40	30
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2030 Fund — Class C
	Years Ended August 31,
	2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$9.06	$8.01	$7.83	$10.21	$12.21
Income (loss) from investment operations: Net investment incomea	.06	.05	.05	.08	.06
Net realized and unrealized gain (loss)	.61	1.03	.19	(1.93)	(1.33)
Total from investment operations	.67	1.08	.24	(1.85)	(1.27)
Less distributions from: Net investment income	(.06)	(.03)	(.06)	(.06)	(.28)
Net realized gains	—	—	—	(.47)	(.45)
Total distributions	(.06)	(.03)	(.06)	(.53)	(.73)
Net asset value, end of period	$9.67	$9.06	$8.01	$7.83	$10.21
Total Return (%)b,c,d	7.48	13.50	2.99	(17.22)	(11.09)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	5	5	6	8
Ratio of expenses before expense reductions (%)e	1.48	1.50	1.54	1.96	1.74
Ratio of expenses after expense reductions (%)e	1.33	1.33	1.30	1.20	1.23
Ratio of net investment income (%)	.61	.55	.59	1.08	.51
Portfolio turnover rate (%)	46	32	44	40	30
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2030 Fund — Class S
	Years Ended August 31,
	2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$9.11	$8.05	$7.87	$10.27	$12.29
Income (loss) from investment operations: Net investment incomea	.15	.15	.13	.15	.17
Net realized and unrealized gain (loss)	.61	1.04	.19	(1.95)	(1.33)
Total from investment operations	.76	1.19	.32	(1.80)	(1.16)
Less distributions from: Net investment income	(.15)	(.13)	(.14)	(.13)	(.41)
Net realized gains	—	—	—	(.47)	(.45)
Total distributions	(.15)	(.13)	(.14)	(.60)	(.86)
Net asset value, end of period	$9.72	$9.11	$8.05	$7.87	$10.27
Total Return (%)b,c	8.52	14.72	4.02	(16.43)	(10.23)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	18	11	7	6
Ratio of expenses before expense reductions (%)d	.55	.55	.59	.97	.77
Ratio of expenses after expense reductions (%)d	.33	.33	.30	.20	.21
Ratio of net investment income (%)	1.58	1.55	1.58	2.08	1.52
Portfolio turnover rate (%)	46	32	44	40	30
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2040 Fund — Class A
	Years Ended August 31,				Period Ended 8/31/08a
	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$7.92	$7.14	$6.97	$8.77	$10.00
Income (loss) from investment operations: Net investment incomeb	.10	.09	.08	.08	.06
Net realized and unrealized gain (loss)	.51	.94	.17	(1.74)	(.96)
Total from investment operations	.61	1.03	.25	(1.66)	(.90)
Less distributions from: Net investment income	(.10)	(.09)	(.08)	(.05)	(.33)
Net realized gains	(.17)	(.16)	—	(.09)	—
Total distributions	(.27)	(.25)	(.08)	(.14)	(.33)
Net asset value, end of period	$8.26	$7.92	$7.14	$6.97	$8.77
Total Return (%)c,d,e	8.04	14.34	3.58	(18.67)	(9.24	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22	17	17	9	2
Ratio of expenses before expense reductions (%)f	.93	1.02	1.22	2.90	7.14	*
Ratio of expenses after expense reductions (%)f	.55	.55	.54	.49	.49	*
Ratio of net investment income (%)	1.28	1.11	1.12	1.32	.86	*
Portfolio turnover rate (%)	38	33	39	30	17	**
a For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charge.
d Total return would have been lower had certain expenses not been reduced.
e Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
f The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class C
	Years Ended August 31,				Period Ended 8/31/08a
	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$7.89	$7.11	$6.94	$8.73	$10.00
Income (loss) from investment operations: Net investment incomeb	.04	.03	.03	.04	.01
Net realized and unrealized gain (loss)	.52	.94	.17	(1.73)	(.96)
Total from investment operations	.56	.97	.20	(1.69)	(.95)
Less distributions from: Net investment income	(.05)	(.03)	(.03)	(.01)	(.32)
Net realized gains	(.17)	(.16)	—	(.09)	—
Total distributions	(.22)	(.19)	(.03)	(.10)	(.32)
Net asset value, end of period	$8.23	$7.89	$7.11	$6.94	$8.73
Total Return (%)c,d,e	7.25	13.53	2.81	(19.43)	(9.54	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2	.2	.2	.2	.3
Ratio of expenses before expense reductions (%)f	1.75	1.84	2.20	3.86	7.87	*
Ratio of expenses after expense reductions (%)f	1.30	1.30	1.28	1.24	1.24	*
Ratio of net investment income (%)	.51	.36	.37	.57	.11	*
Portfolio turnover rate (%)	38	33	39	30	17	**
a For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charge.
d Total return would have been lower had certain expenses not been reduced.
e Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
f The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class S
	Years Ended August 31,				Period Ended 8/31/08a
	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$7.94	$7.16	$6.99	$8.79	$10.00
Income (loss) from investment operations: Net investment incomeb	.12	.11	.10	.10	.08
Net realized and unrealized gain (loss)	.52	.94	.17	(1.74)	(.96)
Total from investment operations	.64	1.05	.27	(1.64)	(.88)
Less distributions from: Net investment income	(.12)	(.11)	(.10)	(.07)	(.33)
Net realized gains	(.17)	(.16)	—	(.09)	—
Total distributions	(.29)	(.27)	(.10)	(.16)	(.33)
Net asset value, end of period	$8.29	$7.94	$7.16	$6.99	$8.79
Total Return (%)c,d	8.43	14.60	3.83	(18.32)	(9.11	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	14	8	4	2
Ratio of expenses before expense reductions (%)e	.68	.77	.99	2.70	6.98	*
Ratio of expenses after expense reductions (%)e	.30	.30	.29	.24	.24	*
Ratio of net investment income (%)	1.45	1.36	1.37	1.57	1.11	*
Portfolio turnover rate (%)	38	33	39	30	17	**
a For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund (hereinafter referred to individually as "Fund" or collectively as "Funds") are each a diversified series of DWS Target Date Series (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds mainly invest in other affiliated DWS funds (the "Underlying DWS Funds") and non-affiliated exchange-traded funds ("ETFs"). ETFs and Underlying DWS Funds are collectively referred to as "Underlying Funds." Each Underlying DWS Fund's accounting policies and investment holdings are outlined in the Underlying DWS Funds' financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in the Underlying DWS Funds are valued at the net asset value per share of each class of the Underlying DWS Funds and are categorized as Level 1.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

New Accounting Pronouncement. In December 2011, Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities, was issued and is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the Fund's financial statements.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2012, DWS LifeCompass Retirement Fund had a net tax basis capital loss carryforward of approximately $13,206,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018, ($12,626,000) and August 31, 2019 ($580,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2011 through August 31, 2012, the Fund elects to defer qualified late year losses of approximately $309,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending August 31, 2013.

At August 31, 2012, DWS LifeCompass 2015 Fund had a net tax basis capital loss carryforward of approximately $41,942,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2017 ($2,422,000), August 31, 2018 ($29,353,000) and August 31, 2019 ($10,167,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2011 through August 31, 2012, the Fund elects to defer qualified late year losses of approximately $60,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending August 31, 2013.

At August 31, 2012, DWS LifeCompass 2020 Fund had a net tax basis capital loss carryforward of approximately $31,163,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018 ($21,737,000) and August 31, 2019 ($9,426,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2011 through August 31,2012, the Fund elects to defer qualified late year losses of approximately $266,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending August 31, 2013.

At August 31, 2012, DWS LifeCompass 2030 Fund had a net tax basis capital loss carryforward of approximately $3,299,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018 ($2,386,000) and August 31, 2019 ($913,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2011 through August 31, 2012, the Fund elects to defer qualified late year losses of approximately $160,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending August 31, 2013.

The Funds have reviewed the tax positions for the open tax years as of August 31, 2012 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income from DWS LifeCompass Retirement Fund and DWS LifeCompass 2015 Fund, if any, is declared and distributed to shareholders quarterly. Net investment income from DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

At August 31, 2012, DWS LifeCompass Retirement Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:
Undistributed ordinary income*	$536,594
Capital loss carryforwards	$(13,206,000)
Net unrealized appreciation (depreciation) on investments	$1,234,989

In addition, during the years ended August 31, 2012 and August 31, 2011, the tax character of distributions paid to shareholders by DWS LifeCompass Retirement Fund is summarized as follows:
	Years Ended August 31,
	2012	2011
Distributions from ordinary income*	$1,778,565	$1,998,573

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2012, DWS LifeCompass 2015 Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:
Undistributed ordinary income*	$456,024
Capital loss carryforwards	$(41,942,000)
Net unrealized appreciation (depreciation) on investments	$3,153,263

In addition, during the years ended August 31, 2012 and August 31, 2011, the tax character of distributions paid to shareholders by DWS LifeCompass 2015 Fund is summarized as follows:
	Years Ended August 31,
	2012	2011
Distributions from ordinary income*	$2,953,667	$2,818,033

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2012, DWS LifeCompass 2020 Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:
Undistributed ordinary income*	$3,080,482
Capital loss carryforwards	$(31,163,000)
Net unrealized appreciation (depreciation) on investments	$5,844,855

In addition, during the years ended August 31, 2012 and August 31, 2011, the tax character of distributions paid to shareholders by DWS LifeCompass 2020 Fund is summarized as follows:
	Years Ended August 31,
	2012	2011
Distributions from ordinary income*	$4,001,151	$3,799,053

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2012, DWS LifeCompass 2030 Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:
Undistributed ordinary income*	$472,687
Capital loss carryforwards	$(3,299,000)
Net unrealized appreciation (depreciation) on investments	$3,997,276

In addition, during the years ended August 31, 2012 and August 31, 2011, the tax character of distributions paid to shareholders by DWS LifeCompass 2030 Fund is summarized as follows:
	Years Ended August 31,
	2012	2011
Distributions from ordinary income*	$928,996	$699,920

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2012, DWS LifeCompass 2040 Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:
Undistributed ordinary income*	$114,452
Undistributed long-term capital gains	$296,590
Net unrealized appreciation (depreciation) on investments	$3,681,677

In addition, during the years ended August 31, 2012 and August 31, 2011, the tax character of distributions paid to shareholders by DWS LifeCompass 2040 Fund is summarized as follows:
	Years Ended August 31,
	2012	2011
Distributions from ordinary income*	$639,400	$356,600
Distributions from long-term capital gains	$607,635	$488,622

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund or delegates such responsibility to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") acts as investment subadvisor to the Funds. As an investment subadvisor to the Funds, QS Investors renders strategic asset allocation services to the Funds. QS Investors is paid by the Advisor for the services QS Investors provides to the Funds.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund's outstanding shares. At August 31, 2012, DWS LifeCompass Retirement Fund held 5% or greater of the following Underlying DWS Fund's outstanding shares: approximately 6% of DWS Enhanced Global Bond Fund, 5% of DWS Core Fixed Income Fund and 5% of DWS US Bond Index Fund. At August 31, 2012, DWS LifeCompass 2015 Fund held 5% or greater of the following Underlying DWS Funds' outstanding shares: approximately 6% of DWS Core Fixed Income Fund, 6% of DWS U.S. Bond Index Fund, 5% of DWS Enhanced Global Bond Fund and 5% of DWS Diversified International Equity Fund. At August 31, 2012, DWS LifeCompass 2020 Fund held 5% or greater of the following Underlying DWS Funds' outstanding shares: approximately 10% of DWS Diversified International Equity Fund, 6% of DWS Core Fixed Income Fund, 6% of DWS U.S. Bond Index Fund and 5% of DWS Enhanced Global Bond Fund. At August 31, 2012, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund did not invest in more than 5% of any Underlying DWS Fund.

For the period from September 1, 2011 through November 30, 2012, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds' operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:
	LifeCompass Retirement Fund	LifeCompass 2015 Fund	LifeCompass 2020 Fund	LifeCompass 2030 Fund	LifeCompass 2040 Fund
Class A	.62%	.58%	.59%	.58%	.55%
Class B	1.37%	1.33%	1.34%	1.33%	—
Class C	1.37%	1.33%	1.34%	1.33%	1.30%
Class S	.37%	.33%	.34%	.33%	.30%

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying DWS Funds and ETFs in which it is invested.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay DIMA an annual fee ("Administration Fee") of 0.10% of each Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended August 31, 2012, the Administration Fee for each Fund was as follows:
Administration Fee	Total Aggregated	Waived	Unpaid at August 31, 2012
DWS LifeCompass Retirement Fund	$86,859	$—	$7,189
DWS LifeCompass 2015 Fund	$144,135	$—	$12,014
DWS LifeCompass 2020 Fund	$210,711	$—	$17,097
DWS LifeCompass 2030 Fund	$64,839	$—	$5,681
DWS LifeCompass 2040 Fund	$36,188	$36,188	$—

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended August 31, 2012, the amounts charged to the Funds by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at August 31, 2012
DWS LifeCompass Retirement Fund
Class A	$46,991	$29,023	$8,868
Class B	1,052	1,052	—
Class C	4,938	3,395	299
Class S	88,087	44,755	7,509
	$141,068	$78,225	$16,676
DWS LifeCompass 2015 Fund
Class A	$101,699	$47,386	$16,807
Class B	4,597	4,392	205
Class C	10,193	5,356	1,112
Class S	152,915	79,970	17,420
	$269,404	$137,104	$35,544
DWS LifeCompass 2020 Fund
Class A	$126,426	$28,172	$38,280
Class B	1,208	—	1,208
Class C	11,176	—	5,462
Class S	248,296	94,938	22,305
	$387,106	$123,110	$67,255
DWS LifeCompass 2030 Fund
Class A	$89,429	$85,504	$360
Class B	2,088	2,088	—
Class C	5,306	5,306	—
Class S	46,570	44,818	—
	$143,393	$137,716	$360
DWS LifeCompass 2040 Fund
Class A	$48,568	$48,272	$—
Class C	672	672	—
Class S	40,146	40,146	—
	$89,386	$89,090	$—

For the year ended August 31, 2012, the Advisor reimbursed DWS LifeCompass 2040 Fund $441 of sub-recordkeeping expenses for Class S shares.

In addition, for the year ended August 31, 2012, the Advisor reimbursed DWS LifeCompass 2040 Fund $10,799 of other expenses.

Distribution and Service Fees. Under the Funds' Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended August 31, 2012, the Distribution Fees were as follows:
Distribution Fees	Total Aggregated	Unpaid at August 31, 2012
DWS LifeCompass Retirement Fund
Class B	$7,009	$437
Class C	41,187	3,339
	$48,196	$3,776
DWS LifeCompass 2015 Fund
Class B	$15,881	$940
Class C	87,035	6,869
	$102,916	$7,809
DWS LifeCompass 2020 Fund
Class B	$27,176	$1,603
Class C	109,257	8,233
	$136,433	$9,836
DWS LifeCompass 2030 Fund
Class B	$8,722	$577
Class C	34,064	2,706
	$42,786	$3,283
DWS LifeCompass 2040 Fund
Class C	$1,594	$131

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended August 31, 2012, the Service Fees were as follows:
Service Fees	Total Aggregated	Waived	Unpaid at August 31, 2012	Annual Effective Rate
DWS LifeCompass Retirement Fund
Class A	$60,316	$—	$16,993	.25%
Class B	2,305	15	503	.25%
Class C	13,704	—	3,328	.25%
	$76,325	$15	$20,824
DWS LifeCompass 2015 Fund
Class A	$146,821	$—	$37,549	.25%
Class B	5,264	—	977	.25%
Class C	28,936	—	6,821	.25%
	$181,021	$—	$45,347
DWS LifeCompass 2020 Fund
Class A	$197,131	$—	$51,193	.25%
Class B	9,054	—	1,655	.25%
Class C	36,414	—	6,759	.25%
	$242,599	$—	$59,607
DWS LifeCompass 2030 Fund
Class A	$94,355	$—	$25,498	.24%
Class B	2,876	500	332	.20%
Class C	11,322	1,667	1,786	.21%
	$108,553	$2,167	$27,616
DWS LifeCompass 2040 Fund
Class A	$47,510	$—	$12,972	.24%
Class C	530	17	113	.24%
	$48,040	$17	$13,085

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2012 for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund aggregated $729, $2,025, $8,023, $2,985 and $863, respectively.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended August 31, 2012, the CDSC for Class B shares aggregated $2,338, $3,264, $9,514 and $1,801, respectively, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund and Class C shares aggregated $168, $278, $3,155 and $47, respectively, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund. For the year ended August 31, 2012, the CDSC for Class C shares aggregated $143 for DWS LifeCompass 2040 Fund. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended August 31, 2012, DIDI received $7, $210, $194, $87 and $441, respectively, for Class A shares of DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended August 31, 2012, the amounts charged to the Funds by DIMA included in the Statements of Operations under "reports to shareholders" were as follows:
Typesetting and Filing Service Fees	Total Aggregated	Unpaid at August 31, 2012
DWS LifeCompass Retirement Fund	$10,016	$3,608
DWS LifeCompass 2015 Fund	$9,641	$3,269
DWS LifeCompass 2020 Fund	$10,963	$4,244
DWS LifeCompass 2030 Fund	$9,683	$2,621
DWS LifeCompass 2040 Fund	$9,138	$5,120

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

C. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. At August 31, 2012, there was one shareholder account that held approximately 18% and 10% of the outstanding shares of DWS LifeCompass 2015 Fund and DWS LifeCompass 2030 Fund, respectively, and two shareholder accounts that held approximately 21% and 14% of the outstanding shares of DWS LifeCompass 2040 Fund.

D. Share Transactions

DWS LifeCompass Retirement Fund

The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2012		Year Ended August 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	866,019	$9,828,778	625,028	$7,001,633
Class B	4,214	48,373	1,108	12,470
Class C	40,803	455,994	38,380	426,341
Class S	989,095	11,054,727	518,544	5,805,834
		$21,387,872		$13,246,278
Shares issued to shareholders in reinvestment of distributions
Class A	43,683	$480,631	54,639	$607,558
Class B	1,092	11,973	1,979	21,986
Class C	5,424	59,602	6,642	73,851
Class S	101,377	1,117,291	103,780	1,153,834
		$1,669,497		$1,857,229
Shares redeemed
Class A	(850,859)	$(9,475,448)	(1,205,637)	$(13,476,808)
Class B	(65,023)	(723,653)	(102,319)	(1,133,919)
Class C	(112,759)	(1,266,084)	(167,952)	(1,873,573)
Class S	(1,432,428)	(16,048,457)	(794,346)	(8,892,217)
		$(27,513,642)		$(25,376,517)
Net increase (decrease)
Class A	58,843	$833,961	(525,970)	$(5,867,617)
Class B	(59,717)	(663,307)	(99,232)	(1,099,463)
Class C	(66,532)	(750,488)	(122,930)	(1,373,381)
Class S	(341,956)	(3,876,439)	(172,022)	(1,932,549)
		$(4,456,273)		$(10,273,010)

DWS LifeCompass 2015 Fund

The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2012		Year Ended August 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,021,922	$10,949,401	1,386,254	$14,800,601
Class B	1,333	14,309	3,552	38,168
Class C	45,171	485,137	68,855	745,610
Class S	916,308	9,938,722	1,305,688	14,167,332
		$21,387,569		$29,751,711
Shares issued to shareholders in reinvestment of distributions
Class A	111,162	$1,170,957	107,427	$1,160,363
Class B	2,543	26,616	4,117	44,505
Class C	12,401	130,275	11,138	120,712
Class S	148,856	1,568,032	130,448	1,406,565
		$2,895,880		$2,732,145
Shares redeemed
Class A	(1,877,103)	$(20,135,834)	(2,693,350)	$(29,116,094)
Class B	(178,995)	(1,907,940)	(429,962)	(4,605,548)
Class C	(326,683)	(3,495,746)	(405,123)	(4,406,071)
Class S	(1,241,730)	(13,354,534)	(2,367,649)	(25,272,298)
		$(38,894,054)		$(63,400,011)
Net increase (decrease)
Class A	(744,019)	$(8,015,476)	(1,199,669)	$(13,155,130)
Class B	(175,119)	(1,867,015)	(422,293)	(4,522,875)
Class C	(269,111)	(2,880,334)	(325,130)	(3,539,749)
Class S	(176,566)	(1,847,780)	(931,513)	(9,698,401)
		$(14,610,605)		$(30,916,155)

DWS LifeCompass 2020 Fund

The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2012		Year Ended August 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,210,096	$15,657,143	1,651,472	$21,428,120
Class B	779	10,331	961	12,691
Class C	61,269	779,995	75,157	969,629
Class S	2,398,717	30,977,329	1,086,176	14,325,208
		$47,424,798		$36,735,648
Shares issued to shareholders in reinvestment of distributions
Class A	118,697	$1,477,775	111,942	$1,449,646
Class B	3,553	44,061	6,272	80,851
Class C	12,013	148,966	11,797	152,184
Class S	179,795	2,240,249	156,231	2,023,192
		$3,911,051		$3,705,873
Shares redeemed
Class A	(1,558,970)	$(20,201,212)	(2,511,735)	$(32,725,044)
Class B	(220,129)	(2,806,589)	(506,878)	(6,531,780)
Class C	(283,723)	(3,658,948)	(389,133)	(5,056,604)
Class S	(3,227,711)	(41,745,007)	(1,115,625)	(14,590,270)
		$(68,411,756)		$(58,903,698)
Net increase (decrease)
Class A	(230,177)	$(3,066,294)	(748,321)	$(9,847,278)
Class B	(215,797)	(2,752,197)	(499,645)	(6,438,238)
Class C	(210,441)	(2,729,987)	(302,179)	(3,934,791)
Class S	(649,199)	(8,527,429)	126,782	1,758,130
		$(17,075,907)		$(18,462,177)

DWS LifeCompass 2030 Fund

The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2012		Year Ended August 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,293,121	$11,961,734	1,006,910	$9,521,517
Class B	12,529	119,294	8,226	77,808
Class C	32,178	297,256	62,134	596,065
Class S	879,028	8,210,785	911,543	8,751,115
		$20,589,069		$18,946,505
Shares issued to shareholders in reinvestment of distributions
Class A	62,629	$556,144	51,473	$484,869
Class B	899	8,003	703	6,638
Class C	3,340	29,695	2,023	19,076
Class S	37,215	330,468	19,598	184,614
		$924,310		$695,197
Shares redeemed
Class A	(1,268,844)	$(11,623,141)	(1,906,708)	$(17,842,607)
Class B	(63,741)	(594,813)	(84,354)	(805,174)
Class C	(65,577)	(609,158)	(199,236)	(1,893,004)
Class S	(812,241)	(7,495,873)	(251,483)	(2,376,641)
		$(20,322,985)		$(22,917,426)
Net increase (decrease)
Class A	86,906	$894,737	(848,325)	$(7,836,221)
Class B	(50,313)	(467,516)	(75,425)	(720,728)
Class C	(30,059)	(282,207)	(135,079)	(1,277,863)
Class S	104,002	1,045,380	679,658	6,559,088
		$1,190,394		$(3,275,724)

DWS LifeCompass 2040 Fund

The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2012		Year Ended August 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,110,402	$8,824,620	855,046	$7,123,918
Class C	3,978	31,296	10,217	83,740
Class S	1,075,064	8,630,969	800,407	6,723,199
		$17,486,885		$13,930,857
Shares issued to shareholders in reinvestment of distributions
Class A	89,497	$676,598	60,626	$501,985
Class C	749	5,660	557	4,609
Class S	74,706	564,777	40,892	338,584
		$1,247,035		$845,178
Shares redeemed
Class A	(769,258)	$(6,090,804)	(1,025,883)	$(8,385,896)
Class C	(8,775)	(70,122)	(7,673)	(63,502)
Class S	(696,126)	(5,476,144)	(246,568)	(2,060,409)
		$(11,637,070)		$(10,509,807)
Net increase (decrease)
Class A	430,641	$3,410,414	(110,211)	$(759,993)
Class C	(4,048)	(33,166)	3,101	24,847
Class S	453,644	3,719,602	594,731	5,001,374
		$7,096,850		$4,266,228

E. Transactions with Affiliates

The Funds mainly invest in Underlying DWS Funds and ETFs. The Underlying DWS Funds in which the Funds invest are considered to be affiliated investments. A summary of each Fund's transactions with affiliated Underlying DWS Funds during the year ended August 31, 2012 is as follows:

DWS LifeCompass Retirement Fund
Affiliate	Value ($) at 8/31/2011	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/2012
DWS Capital Growth Fund	2,430,760	187,916	1,035,000	196,150	17,916	—	2,004,694
DWS Core Equity Fund	2,433,119	2,613,895	260,000	50,265	48,895	—	5,113,265
DWS Diversified International Equity Fund	1,081,405	1,659,725	535,000	(2,515)	34,725	—	2,160,972
DWS Dreman Mid Cap Value Fund	895,603	9,845	140,000	3,513	9,845	—	835,309
DWS Dreman Small Cap Value Fund	840,570	1,688,592	1,095,000	95,558	17,499	11,093	1,603,607
DWS EAFE Equity Index Fund	1,068,691	1,371,064	235,000	7,891	36,064	—	2,202,007
DWS Emerging Markets Equity Fund	826,863	832,986	315,000	39,223	2,986	—	1,305,988
DWS Equity 500 Index Fund	3,913,316	3,394,988	480,000	105,073	89,988	—	7,437,823
DWS Equity Dividend Fund	3,785,820	67,631	1,930,000	493,338	67,631	—	2,347,534
DWS Global Thematic Fund	855,931	567,406	615,000	20,963	12,406	—	820,942
DWS International Fund	1,621,152	167,134	1,509,264	(91,489)	22,134	—	143,679
DWS Large Cap Value Fund	1,159,977	9,890	1,203,830	84,723	9,890	—	—
DWS S&P 500 Plus Fund	2,910,452	—	3,265,087	901,693	—	—	—
DWS Small Cap Core Fund	808,589	80,000	906,055	22,791	—	—	—
DWS Small Cap Growth Fund	798,079	915,000	610,000	166,459	—	—	1,282,759
DWS Technology Fund	1,376,084	—	765,000	392,967	—	—	861,200
DWS Core Fixed Income Fund	16,116,805	6,191,220	4,590,000	217,424	463,888	—	18,588,809
DWS Enhanced Commodity Strategy Fund	893,061	293,083	155,000	(1,612)	78,083	—	877,065
DWS Enhanced Emerging Markets Fixed Income Fund	900,619	162,640	205,000	6,273	42,640	—	880,881
DWS Enhanced Global Bond Fund	5,934,657	9,637,440	6,425,000	(73,703)	222,440	—	8,882,785
DWS Floating Rate Fund	874,442	14,445	909,808	6,868	14,445	—	—
DWS Global High Income Fund	—	554,755	—	—	5,076	—	565,555
DWS Global Inflation Fund	3,675,487	708,994	1,825,000	220,201	109,413	129,581	2,603,157
DWS High Income Fund	2,174,210	1,314,677	1,130,000	45,200	204,676	—	2,518,389
DWS Short Duration Fund	10,561,020	71,511	10,553,280	(338,265)	71,511	—	—
DWS U.S. Bond Index Fund	16,211,777	7,709,048	5,715,000	450,442	517,252	198,491	18,521,299
DWS Disciplined Market Neutral Fund	—	1,245,720	370,000	(2,686)	721	—	876,997
Central Cash Management Fund	839,954	27,936,280	27,878,533	—	1,483	—	897,700
Total	84,988,443	69,405,885	74,655,857	3,016,745	2,101,607	339,165	83,332,416

DWS LifeCompass 2015 Fund
Affiliate	Value ($) at 8/31/2011	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/2012
DWS Capital Growth Fund	5,865,723	2,150,120	2,885,000	660,684	55,120	—	6,460,859
DWS Core Equity Fund	5,994,880	3,035,572	—	—	100,572	—	9,595,855
DWS Diversified International Equity Fund	1,541,248	3,133,394	675,000	22,649	63,394	—	3,936,762
DWS Dreman Mid Cap Value Fund	1,490,592	16,981	315,000	60,798	16,981	—	1,305,723
DWS Dreman Small Cap Value Fund	1,725,044	1,358,007	925,000	143,221	35,501	22,506	2,447,060
DWS EAFE Equity Index Fund	1,468,478	2,397,299	120,000	14,195	87,299	—	3,795,526
DWS Emerging Markets Equity Fund	2,104,624	1,146,528	265,000	34,020	6,528	—	2,810,616
DWS Equity 500 Index Fund	10,119,113	4,342,130	—	—	232,130	—	16,091,799
DWS Equity Dividend Fund	8,126,006	162,731	3,045,000	728,073	162,731	—	6,227,683
DWS Global Small Cap Growth Fund	—	580,000	385,000	(35,358)	—	—	151,391
DWS Global Thematic Fund	1,448,125	166,746	570,000	(37,602)	21,746	—	1,019,322
DWS Health Care Fund	1,513,612	—	1,465,422	258,726	—	—	—
DWS International Fund	3,330,711	137,887	2,045,000	(152,408)	57,887	—	1,307,522
DWS Large Cap Value Fund	3,727,574	27,820	3,852,415	833,062	27,820	—	—
DWS RREEF Real Estate Securities Fund	1,480,590	106,976	670,000	161,257	21,976	—	1,128,678
DWS S&P 500 Plus Fund	7,390,270	—	8,355,425	2,008,455	—	—	—
DWS Small Cap Core Fund	3,934,844	320,000	3,455,000	917,423	—	—	1,217,381
DWS Small Cap Growth Fund	1,453,521	795,000	815,000	259,995	—	—	1,728,990
DWS Technology Fund	2,923,408	80,000	1,920,000	608,170	—	—	1,470,693
DWS Core Fixed Income Fund	17,365,547	7,498,491	2,725,000	109,415	516,568	—	23,116,315
DWS Enhanced Commodity Strategy Fund	1,532,120	307,323	155,000	(428)	132,323	—	1,421,020
DWS Enhanced Emerging Markets Fixed Income Fund	1,546,714	141,083	335,000	11,628	71,083	—	1,389,969
DWS Enhanced Global Bond Fund	7,432,585	8,781,316	8,815,000	(257,159)	251,316	—	6,973,769
DWS Floating Rate Fund	1,496,290	79,507	1,609,837	(16,521)	24,507	—	—
DWS Global High Income Fund	—	692,545	—	—	7,948	—	710,541
DWS Global Inflation Fund	6,302,903	940,466	3,775,000	363,861	162,262	188,204	3,513,017
DWS High Income Fund	3,728,290	1,580,662	1,630,000	56,001	330,662	—	3,918,446
DWS Short Duration Fund	11,555,646	86,272	11,581,737	(431,399)	86,272	—	—
DWS U.S. Bond Index Fund	17,461,030	9,525,285	3,345,000	266,987	577,384	209,822	24,017,624
DWS Disciplined Market Neutral Fund	—	2,230,979	285,000	(1,338)	979	—	1,951,143
Central Cash Management Fund	562,847	30,356,285	29,974,728	—	1,459	—	944,404
Total	134,622,335	82,177,405	95,994,564	6,586,407	3,052,448	420,532	128,652,108

DWS LifeCompass 2020 Fund
Affiliate	Value ($) at 8/31/2011	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/2012
DWS Capital Growth Fund	5,620,403	3,777,413	2,805,000	679,605	62,413	—	8,249,409
DWS Core Equity Fund	10,173,708	7,110,810	3,670,000	797,016	180,810	—	14,602,788
DWS Diversified International Equity Fund	4,429,319	3,736,643	960,000	38,391	131,643	—	7,074,985
DWS Dreman Mid Cap Value Fund	2,074,949	23,879	410,000	108,739	23,879	—	1,870,322
DWS Dreman Small Cap Value Fund	3,077,803	2,199,077	1,265,000	219,137	60,637	38,440	4,451,274
DWS EAFE Equity Index Fund	2,047,921	4,509,576	350,000	41,518	134,576	—	6,243,742
DWS Emerging Markets Equity Fund	3,924,835	2,216,953	640,000	141,495	11,953	—	5,201,869
DWS Equity 500 Index Fund	18,726,119	9,363,942	3,815,000	300,106	393,942	—	26,849,646
DWS Equity Dividend Fund	11,008,084	228,587	3,800,000	861,561	228,587	—	8,818,686
DWS Global Small Cap Growth Fund	—	2,240,000	260,000	11,169	—	—	2,057,537
DWS Global Thematic Fund	2,006,834	1,846,642	750,000	(10,090)	31,642	—	3,139,313
DWS Health Care Fund	3,295,592	—	3,190,669	223,485	—	—	—
DWS International Fund	3,864,108	300,152	2,055,000	(226,434)	70,152	—	2,015,021
DWS Large Cap Focus Growth Fund	2,640,709	100,148	1,085,000	299,694	148	—	2,083,947
DWS Large Cap Value Fund	8,685,010	120,299	5,845,000	1,557,211	120,299	—	3,355,410
DWS RREEF Real Estate Securities Fund	2,051,740	142,756	620,000	217,424	32,756	—	1,911,110
DWS S&P 500 Plus Fund	10,815,331	—	12,309,038	3,261,725	—	—	—
DWS Small Cap Core Fund	5,761,338	235,000	5,990,000	917,785	—	—	610,504
DWS Small Cap Growth Fund	2,499,046	1,415,000	870,000	271,302	—	—	3,539,647
DWS Technology Fund	5,374,426	—	2,015,000	848,341	—	—	4,549,188
DWS World Dividend Fund	3,133,938	51,004	3,203,587	(2,232,615)	51,004	—	—
DWS Core Fixed Income Fund	18,158,797	10,186,349	4,705,000	236,955	554,469	—	24,700,476
DWS Enhanced Commodity Strategy Fund	2,139,347	634,912	375,000	11,018	189,912	—	2,015,240
DWS Enhanced Emerging Markets Fixed Income Fund	2,161,226	382,906	610,000	16,162	102,906	—	1,988,405
DWS Enhanced Global Bond Fund	5,690,851	13,130,125	10,790,000	(174,516)	270,125	—	7,684,836
DWS Floating Rate Fund	2,089,008	154,538	2,290,801	(2,727)	34,538	—	—
DWS Global High Income Fund	—	985,605	—	—	11,179	—	1,010,802
DWS Global Inflation Fund	6,612,686	1,559,650	4,910,000	350,613	183,019	236,631	3,290,486
DWS High Income Fund	4,692,660	3,003,214	3,120,000	166,269	438,214	—	4,860,633
DWS Short Duration Fund	11,072,276	101,374	11,118,641	(404,923)	101,374	—	—
DWS U.S. Bond Index Fund	18,272,619	12,727,207	5,775,000	419,663	623,289	212,845	25,641,478
DWS Disciplined Market Neutral Fund	—	4,036,401	710,000	(4,877)	1,401	—	3,325,857
Central Cash Management Fund	1,069,091	45,901,403	46,735,195	—	1,660	—	235,298
Total	183,169,774	132,421,565	147,047,931	8,940,202	4,046,527	487,916	181,377,909

DWS LifeCompass 2030 Fund
Affiliate	Value ($) at 8/31/2011	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/2012
DWS Capital Growth Fund	3,353,980	1,890,750	580,000	111,602	35,750	—	5,538,684
DWS Core Equity Fund	4,899,756	534,284	465,000	2,279	74,283	—	5,415,912
DWS Diversified International Equity Fund	2,417,820	825,577	200,000	(240)	60,577	—	2,948,172
DWS Dreman Mid Cap Value Fund	645,252	7,426	30,000	481	7,426	—	677,923
DWS Dreman Small Cap Value Fund	1,349,009	803,374	435,000	88,183	26,546	16,828	1,901,757
DWS EAFE Equity Index Fund	622,786	2,031,437	—	—	51,437	—	2,667,394
DWS Emerging Markets Equity Fund	1,812,720	715,476	255,000	37,805	5,476	—	2,130,250
DWS Equity 500 Index Fund	6,370,975	5,734,290	1,175,000	48,653	149,290	—	11,904,011
DWS Equity Dividend Fund	5,220,235	94,502	1,695,000	150,818	94,502	—	4,149,885
DWS Global Small Cap Growth Fund	624,390	87,827	45,000	5,523	7,096	10,731	660,499
DWS Global Thematic Fund	619,348	284,371	70,000	(18,127)	9,371	—	818,690
DWS Health Care Fund	855,942	—	828,691	103,801	—	—	—
DWS International Fund	1,939,454	61,941	940,000	(75,271)	41,941	—	1,024,951
DWS Large Cap Value Fund	2,534,251	40,510	1,200,000	231,717	40,510	—	1,477,289
DWS RREEF Real Estate Securities Fund	845,789	11,822	280,000	105,005	11,822	—	665,900
DWS S&P 500 Plus Fund	4,612,506	—	5,253,724	1,366,476	—	—	—
DWS Small Cap Core Fund	2,312,021	140,000	2,180,000	454,629	—	—	513,309
DWS Small Cap Growth Fund	1,019,120	325,000	50,000	14,076	—	—	1,469,236
DWS Technology Fund	2,430,254	—	1,365,000	357,648	—	—	1,465,584
DWS World Dividend Fund	1,129,770	29,188	435,000	(103,565)	29,188	—	734,184
DWS Core Fixed Income Fund	1,587,683	2,228,831	960,000	23,850	48,795	—	2,956,334
DWS Enhanced Commodity Strategy Fund	657,499	239,483	120,000	(14,764)	59,483	—	661,343
DWS Enhanced Emerging Markets Fixed Income Fund	668,216	138,151	465,000	(14,456)	28,151	—	336,902
DWS Enhanced Global Bond Fund	1,046,580	5,670,141	2,885,000	(51,332)	90,141	—	3,764,523
DWS Global Inflation Fund	679,323	190,385	880,633	60,917	16,361	24,024	—
DWS High Income Fund	803,812	275,139	290,000	(6,259)	65,139	—	829,903
DWS Short Duration Fund	1,725,911	4,898	1,723,278	(51,350)	4,898	—	—
DWS U.S. Bond Index Fund	1,593,242	3,038,112	1,390,000	29,200	57,187	11,793	3,296,503
DWS Disciplined Market Neutral Fund	—	1,410,438	415,000	(7,209)	439	—	992,527
Central Cash Management Fund	365,387	20,305,296	19,837,570	—	752	—	833,112
Total	54,743,031	47,118,649	46,448,896	2,850,090	1,016,561	63,376	59,834,777

DWS LifeCompass 2040 Fund
Affiliate	Value ($) at 8/31/2011	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/2012
DWS Capital Growth Fund	2,245,633	971,887	175,000	(8,865)	21,887	—	3,571,780
DWS Core Equity Fund	2,384,189	2,231,412	1,155,000	(117,509)	46,414	—	3,649,106
DWS Diversified International Equity Fund	1,384,268	1,201,943	210,000	(14,198)	36,943	—	2,318,451
DWS Dreman Mid Cap Value Fund	378,336	34,053	65,000	(4,206)	4,053	—	374,185
DWS Dreman Small Cap Value Fund	842,745	372,511	120,000	(9,747)	16,837	10,674	1,200,907
DWS EAFE Equity Index Fund	709,990	1,488,785	30,000	(5,134)	43,785	—	2,170,081
DWS Emerging Markets Equity Fund	1,129,559	683,762	75,000	(12,057)	3,762	—	1,628,991
DWS Equity 500 Index Fund	3,175,072	4,196,579	345,000	(24,963)	86,579	—	7,614,920
DWS Equity Dividend Fund	3,006,130	61,090	410,000	(65,787)	61,090	—	3,009,328
DWS Global Small Cap Growth Fund	318,066	134,533	70,000	(1,319)	3,795	5,738	378,252
DWS Global Thematic Fund	477,254	260,620	55,000	(7,346)	10,620	—	694,120
DWS Health Care Fund	311,520	—	301,602	15,842	—	—	—
DWS International Fund	1,542,226	118,893	730,000	(122,392)	23,893	—	894,048
DWS Large Cap Value Fund	1,096,585	41,293	265,000	(14,895)	21,293	—	943,049
DWS RREEF Real Estate Securities Fund	405,319	6,213	65,000	(589)	6,213	—	401,416
DWS S&P 500 Plus Fund	2,330,548	220,000	2,922,876	625,440	—	—	—
DWS Small Cap Core Fund	1,127,992	120,000	980,000	196,783	—	—	408,418
DWS Small Cap Growth Fund	570,381	300,000	50,000	(3,010)	—	—	933,108
DWS Technology Fund	1,028,176	—	280,000	41,347	—	—	954,909
DWS World Dividend Fund	442,885	11,784	85,000	(4,547)	11,784	—	375,996
DWS Core Fixed Income Fund	376,638	549,980	448,041	4,671	4,931	—	485,552
DWS Enhanced Commodity Strategy Fund	327,869	171,878	50,000	(17,542)	31,878	—	388,026
DWS Enhanced Emerging Markets Fixed Income Fund	327,572	115,430	245,000	(13,184)	15,430	—	195,798
DWS Enhanced Global Bond Fund	—	1,704,237	1,135,000	2,538	9,238	—	572,022
DWS High Income Fund	319,366	337,327	285,000	(7,184)	32,327	—	390,864
DWS Short Duration Fund	85,200	10,776	94,879	(2,911)	776	—	—
DWS U.S. Bond Index Fund	380,881	1,300,334	875,000	5,841	21,675	4,411	825,998
DWS Disciplined Market Neutral Fund	—	820,235	240,000	(4,193)	235	—	578,434
DWS Gold & Precious Metals Fund	—	10,000	8,294	(1,706)	—	—	—
Central Cash Management Fund	648,102	14,516,626	14,366,669	—	610	—	798,059
Total	27,372,502	31,992,181	26,137,361	429,178	516,048	20,823	35,755,818

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Target Date Series and the Shareholders of DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, respectively (the five funds constituting DWS Target Date Series) (the "Trust"), at August 31, 2012 and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

Boston, Massachusetts October 25, 2012	PricewaterhouseCoopers LLP

Information About Each Fund's Expenses

As an investor of the Funds, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Funds and to help you compare these expenses with the ongoing expenses of investing in mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds' shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, Class A and S shares of DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2012 to August 31, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS LifeCompass Retirement Fund
Expenses and Value of a $1,000 Investment for the six months ended August 31, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/12	$1,016.20	$1,013.30	$1,012.40	$1,017.50
Expenses Paid per $1,000*	$3.14	$6.93	$6.93	$1.88
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/12	$1,022.02	$1,018.25	$1,018.25	$1,023.28
Expenses Paid per $1,000*	$3.15	$6.95	$6.95	$1.88

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass Retirement Fund	.62%	1.37%	1.37%	.37%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2015 Fund
Expenses and Value of a $1,000 Investment for the six months ended August 31, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/12	$1,010.40	$1,007.50	$1,007.50	$1,012.60
Expenses Paid per $1,000*	$2.93	$6.71	$6.71	$1.67
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/12	$1,022.22	$1,018.45	$1,018.45	$1,023.48
Expenses Paid per $1,000*	$2.95	$6.75	$6.75	$1.68

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2015 Fund	.58%	1.33%	1.33%	.33%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2020 Fund
Expenses and Value of a $1,000 Investment for the six months ended August 31, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/12	$1,008.20	$1,006.00	$1,004.50	$1,009.00
Expenses Paid per $1,000*	$2.98	$5.40	$6.65	$1.72
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/12	$1,022.17	$1,019.76	$1,018.50	$1,023.43
Expenses Paid per $1,000*	$3.00	$5.43	$6.70	$1.73

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2020 Fund	.59%	1.07%	1.32%	.34%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2030 Fund
Expenses and Value of a $1,000 Investment for the six months ended August 31, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/12	$1,001.00	$996.90	$997.90	$1,002.10
Expenses Paid per $1,000*	$2.92	$6.68	$6.68	$1.66
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/12	$1,022.22	$1,018.45	$1,018.45	$1,023.48
Expenses Paid per $1,000*	$2.95	$6.75	$6.75	$1.68

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2030 Fund	.58%	1.33%	1.33%	.33%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2040 Fund
Expenses and Value of a $1,000 Investment for the six months ended August 31, 2012 (Unaudited)
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/12	$994.00	$991.60	$996.40
Expenses Paid per $1,000*	$2.76	$6.51	$1.51
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/12	$1,022.37	$1,018.60	$1,023.63
Expenses Paid per $1,000*	$2.80	$6.60	$1.53

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios**	Class A	Class C	Class S
DWS LifeCompass 2040 Fund	.55%	1.30%	.30%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

Tax Information (Unaudited)

DWS LifeCompass 2040 Fund paid distributions of $0.14 per share from net long-term capital gains during its year ended August 31, 2012, of which 100% represents 15% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, DWS LifeCompass 2040 Fund designates $332,000 as capital gain dividends for its year ended August 31, 2012, of which 100% represents 15% rate gains.

For corporate shareholders, 100%, 100%, 100%, 100% and 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the fiscal year ended August 31, 2012, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, respectively, qualified for the dividends received deduction.

For federal income tax purposes, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund designate $2,466,000, $3,818,046, $5,198,000, $1,393,000 and $715,000, respectively, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund as of August 31, 2012. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the Board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	104	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Chairman of the Board, Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity); former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	104	—
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; North Bennett Street School (Boston); former Directorships: Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	104	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		104	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2007)
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	104	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2011)
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	104	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	104
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	104	—
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Washington College (2011 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (charitable organization) (2007-2010); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to 2012)	104	Director, CardioNet, Inc.2 (health care) (2009- present); Director, Viasys Health Care2 (January 2007- June 2007)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	104	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 1998)
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets U.S. Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	104	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
W. Douglas Beck, CFA6 (1967) President, 2011-present
Managing Director3, Deutsche Asset Management (2006-present); President of DWS family of funds and Head of Product Management, U.S. for DWS Investments; formerly, Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette7 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Melinda Morrow6 (1970) Vice President, 2012-present	Director3, Deutsche Asset Management
Paul Antosca7 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Jack Clark7 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso6 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management
Robert Kloby6 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B and C:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

DWS LifeCompass Retirement Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUCAX	SUCBX	SUCCX	SCPCX
CUSIP Number	23337A 608	23337A 707	23337A 806	23337A 871
Fund Number	480	680	780	2080

DWS LifeCompass 2015 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SPDAX	SPDBX	SPDCX	SPBAX
CUSIP Number	23337A 103	23337A 202	23337A 301	23337A 509
Fund Number	481	681	781	2081

DWS LifeCompass 2020 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUPAX	SUPBX	SUPCX	SPGRX
CUSIP Number	23337A 863	23337A 855	23337A 848	23337A 822
Fund Number	482	682	782	2082

DWS LifeCompass 2030 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	PLUSX	PLSBX	PLSCX	PPLSX
CUSIP Number	23337A 814	23337A 798	23337A 780	23337A 772
Fund Number	1084	1284	1384	2084

DWS LifeCompass 2040 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	TGTAX	—	TGTCX	TGTSX
CUSIP Number	23337A 764	—	23337A 756	23337A 749
Fund Number	457	—	757	2057

Notes

Notes

Notes

Notes

DWS
INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DTDS-2
(R-023996-2 10/12)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS LIFECOMPASS RETIREMENT FUND
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2012	$39,115	$0	$0	$0
2011	$37,781	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.
Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2012	$0	$56,300	$0
2011	$0	$0	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2012	$0	$56,300	$0	$56,300
2011	$0	$0	$0	$0

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***
PwC advised the Fund's Audit Committee that it had identified one matter that it determined could be inconsistent with the SEC's auditor independence rules (Rule 2-01(c) of Regulation S-X). As part of a "Global Migration Support" engagement in which PwC's UK network affiliate ("PwC-UK") provided assistance to Deutsche Bank ("DB") with respect to processing internship applications for DB employees seeking short term assignments with DB in the UK, PwC-UK paid application fees on behalf of DB for six applicants at 170 pounds each (1,020 pounds in total).  PwC advised the Committee that it believes that this matter did not affect its objectivity or its impartial judgment in conducting its audit and issuing a report on the financial statements of the Fund as the Fund's independent auditor and confirmed its independence under the SEC’s auditor independence rules. In reaching this conclusion, PwC noted that the engagement team was not aware of the payment of the application fees by PwC-UK and that DB reimbursed PwC-UK for the fees.

DWS LIFECOMPASS 2015 FUND
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2012	$39,115	$0	$0	$0
2011	$37,781	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2012	$0	$56,300	$0
2011	$0	$0	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2012	$0	$56,300	$0	$56,300
2011	$0	$0	$0	$0

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***
PwC advised the Fund's Audit Committee that it had identified one matter that it determined could be inconsistent with the SEC's auditor independence rules (Rule 2-01(c) of Regulation S-X). As part of a "Global Migration Support" engagement in which PwC's UK network affiliate ("PwC-UK") provided assistance to Deutsche Bank ("DB") with respect to processing internship applications for DB employees seeking short term assignments with DB in the UK, PwC-UK paid application fees on behalf of DB for six applicants at 170 pounds each (1,020 pounds in total).  PwC advised the Committee that it believes that this matter did not affect its objectivity or its impartial judgment in conducting its audit and issuing a report on the financial statements of the Fund as the Fund's independent auditor and confirmed its independence under the SEC’s auditor independence rules. In reaching this conclusion, PwC noted that the engagement team was not aware of the payment of the application fees by PwC-UK and that DB reimbursed PwC-UK for the fees.

DWS LIFECOMPASS 2020 FUND
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2012	$39,115	$0	$0	$0
2011	$37,781	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2012	$0	$56,300	$0
2011	$0	$0	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2012	$0	$56,300	$0	$56,300
2011	$0	$0	$0	$0

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***
PwC advised the Fund's Audit Committee that it had identified one matter that it determined could be inconsistent with the SEC's auditor independence rules (Rule 2-01(c) of Regulation S-X). As part of a "Global Migration Support" engagement in which PwC's UK network affiliate ("PwC-UK") provided assistance to Deutsche Bank ("DB") with respect to processing internship applications for DB employees seeking short term assignments with DB in the UK, PwC-UK paid application fees on behalf of DB for six applicants at 170 pounds each (1,020 pounds in total).  PwC advised the Committee that it believes that this matter did not affect its objectivity or its impartial judgment in conducting its audit and issuing a report on the financial statements of the Fund as the Fund's independent auditor and confirmed its independence under the SEC’s auditor independence rules. In reaching this conclusion, PwC noted that the engagement team was not aware of the payment of the application fees by PwC-UK and that DB reimbursed PwC-UK for the fees.

DWS LIFECOMPASS 2030 FUND
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2012	$39,115	$0	$0	$0
2011	$37,781	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.
Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2012	$0	$56,300	$0
2011	$0	$0	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2012	$0	$56,300	$0	$56,300
2011	$0	$0	$0	$0

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***
PwC advised the Fund's Audit Committee that it had identified one matter that it determined could be inconsistent with the SEC's auditor independence rules (Rule 2-01(c) of Regulation S-X). As part of a "Global Migration Support" engagement in which PwC's UK network affiliate ("PwC-UK") provided assistance to Deutsche Bank ("DB") with respect to processing internship applications for DB employees seeking short term assignments with DB in the UK, PwC-UK paid application fees on behalf of DB for six applicants at 170 pounds each (1,020 pounds in total).  PwC advised the Committee that it believes that this matter did not affect its objectivity or its impartial judgment in conducting its audit and issuing a report on the financial statements of the Fund as the Fund's independent auditor and confirmed its independence under the SEC’s auditor independence rules. In reaching this conclusion, PwC noted that the engagement team was not aware of the payment of the application fees by PwC-UK and that DB reimbursed PwC-UK for the fees.

DWS LIFECOMPASS 2040 FUND
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2012	$39,115	$0	$0	$0
2011	$37,781	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2012	$0	$56,300	$0
2011	$0	$0	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2012	$0	$56,300	$0	$56,300
2011	$0	$0	$0	$0

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***
PwC advised the Fund's Audit Committee that it had identified one matter that it determined could be inconsistent with the SEC's auditor independence rules (Rule 2-01(c) of Regulation S-X). As part of a "Global Migration Support" engagement in which PwC's UK network affiliate ("PwC-UK") provided assistance to Deutsche Bank ("DB") with respect to processing internship applications for DB employees seeking short term assignments with DB in the UK, PwC-UK paid application fees on behalf of DB for six applicants at 170 pounds each (1,020 pounds in total).  PwC advised the Committee that it believes that this matter did not affect its objectivity or its impartial judgment in conducting its audit and issuing a report on the financial statements of the Fund as the Fund's independent auditor and confirmed its independence under the SEC’s auditor independence rules. In reaching this conclusion, PwC noted that the engagement team was not aware of the payment of the application fees by PwC-UK and that DB reimbursed PwC-UK for the fees.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 30, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 30, 2012